UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10399
                 -----------------------------------------------

                             Henderson Global Funds
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                  Copy to:

            BRIAN C. BOOKER                           CATHY G. O'KELLY
 737 NORTH MICHIGAN AVENUE, SUITE 1950        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
        CHICAGO, ILLINOIS 60611                    222 NORTH LASALLE STREET
                                                    CHICAGO, ILLINOIS 60601


       Registrant's telephone number, including area code: (312) 397-1122

Date of fiscal year end:  July 31

Date of reporting period:  January 31, 2004

ITEM 1:  REPORT TO SHAREHOLDERS

Logo: Henderson Global Investors

Henderson Global Funds

european focus fund
global technology fund
international opportunities fund
income advantage fund

                                                              semi-annual report
                                                                January 31, 2004

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ...................................................     1

EUROPEAN FOCUS FUND
Commentary ...............................................................     2
Performance Summary ......................................................     3

GLOBAL TECHNOLOGY FUND
Commentary ...............................................................     4
Performance Summary ......................................................     5

INTERNATIONAL OPPORTUNITIES FUND
Commentary ...............................................................     6
Performance Summary ......................................................     7

INCOME ADVANTAGE FUND
Commentary ...............................................................     8
Performance Summary ......................................................     9

PORTFOLIOS OF INVESTMENTS ................................................    10

STATEMENT OF ASSETS AND LIABILITIES ......................................    19

STATEMENT OF OPERATIONS ..................................................    20

STATEMENT OF CHANGES IN NET ASSETS .......................................    21

STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY ............................    25

FINANCIAL HIGHLIGHTS .....................................................    30

NOTES TO FINANCIAL STATEMENTS ............................................    34

TRUSTEES AND OFFICERS ....................................................    38

HENDERSON GLOBAL FUNDS

                                                          LETTER TO SHAREHOLDERS

Dear fellow shareholder,

We are pleased to provide the semi-annual report for the Henderson Global Funds, which covers the six-month period ended January 31, 2004.

Over the last six months we have seen global economies strengthen, buoyed by a combination of strong economic data and improving earnings prospects. European markets have performed well as confidence has continued to grow, while the strength of the euro should help to prevent the European Central Bank from raising interest rates and therefore dampening growth. The Japanese and Asian equity markets continued to move ahead through the end of 2003 and into 2004, following stronger economic data and increased intra-regional trade.

Notwithstanding the abundance of positive newsflow, we continue to be wary of any potential pitfalls for global markets in 2004. One key factor to watch will be US interest rates, as any signal that they are about to increase could cause significant changes in market trends and behavior. Also, as optimism about the global recovery builds, markets could get pushed into expensive territory where they will be vulnerable to any perceived decrease in economic growth.

However, while we remain aware of these possibilities, our overall outlook continues to be optimistic as we move into 2004. The picture for equity markets, especially in cyclical regions such as Japan, remains positive. Meanwhile, an environment in which global demand is recovering should provide a positive background for the export-focused Asian economies, and European investor sentiment should continue to improve against a backdrop of better economic newsflow.

On September 30, 2003, we launched the Henderson Income Advantage Fund, a high yield fund which seeks to invest in securities offering attractive income with capital appreciation as a secondary goal. The Fund has the additional benefit of offering an emerging market fixed income component which will help to add differentiation to the portfolio. The Fund is managed by Harry Resis and Dan Doyle, an experienced portfolio management team with over 47 years of combined investment management expertise between them. We are very excited about this opportunity to offer our shareholders an additional investment option within the Henderson Global Funds family.

Our Funds have continued to offer excellent performance, utilizing our bottom up stock picking methodology to find attractive global investment opportunities. The new Henderson Income Advantage Fund has also started well, as evidenced by the Fund's performance shown on page 9.* At Henderson Global Funds, we continue to focus on giving you access to the global markets through our wide international network of portfolio managers, analysts and research teams.

Thank you for investing with Henderson Global Funds. We appreciate your choice to include Henderson in your portfolio and we look forward to serving your financial needs in the years to come.

Sean Dranfield
President, Henderson Global Funds

* Past performance is no guarantee of future results. Please see pages 3, 5 and 7 for additional Fund performance.

HENDERSON GLOBAL FUNDS

                                                                      COMMENTARY

EUROPEAN FOCUS FUND

During the latter part of 2003, European markets performed well as confidence continued to grow in a global recovery. European stocks ended 2003 on a high note and continued the trend into 2004, with the DJ Euro Stoxx Index up 3.4% in December and 3.2% in January. The cyclical bull market has continued and the strengthening in the euro has continued to provide a performance tailwind. Over the six month period ended January 31, 2004, the Fund well outperformed its benchmark, as shown on the following page.

Towards the end of 2003, forward-looking economic indicators continued to suggest a pick-up in activity in Germany. The ZEW Business Sentiment Survey for December rose significantly from the previous month's figures. In addition, the Ifo Business Sentiment Survey, which is closely correlated to the ZEW Survey, beat expectations and the future business expectations component of the survey rose to a 9-year high.* The Ifo survey also rose for the ninth consecutive month in January. The German economy is benefiting from the sharp upturn in global demand for exports and, so far, the volume of demand has more than offset the impact of the rising currency. However, if the currency stays at its current level for a sustained period of time, export competitiveness will be weakened.

During the latter part of 2003, sector trends were mixed, with technology in Europe significantly underperforming as investors rotated out of higher beta (measure of volatility) sectors. Unusually, given a rising market, there were pockets of strength in defensive areas, with pharmaceuticals being one of the strongest performers. Pharmaceutical strength continued at the start of 2004 with telecom equipment stocks also performing well, buoyed by signs of recovery in demand for telecommunications network equipment. We continue to take profits from some of our best performing holdings across a range of sectors and we have also trimmed selected stocks which have done well but where we now have less confidence in the outlook. However, there have been no significant changes to the portfolio as we continue to maintain a balanced stance, combining high-quality companies that offer stable earnings growth and good visibility with more challenging recovery and emerging opportunities.

As we anticipated, European equity markets have started 2004 in an upbeat mood. However, recent comments from the Federal Reserve Board suggest that it is considering raising US interest rates, a point at which it would be reasonable to expect investors to rotate out of cyclical sectors and into areas with stronger growth patterns. We intend to maintain our current portfolio stance, seeking to selectively take profits in stocks near to or at their potential and buying stocks which represent attractive opportunities.

* The ZEW Business Sentiment Survey is a monthly survey conducted by the ZEW Institute which reflects the opinion of the German banking sector. The Ifo Business Sentiment Survey is a monthly survey of more than 7,000 business leaders and senior managers from all sectors in Germany.


------------------------------------------------
  EUROPEAN FOCUS FUND
  TOP 10 EQUITY HOLDINGS

                             AS A PERCENTAGE
  SECURITY                     OF NET ASSETS
------------------------------------------------
  PUNCH TAVERNS                     4.7%
  REGAL PETROLEUM                   3.1
  NDS GROUP                         3.0
  THOMSON                           3.0
  HAGEMEYER                         2.5
  PHOTO-ME INTERNATIONAL            2.5
  SONG NETWORKS                     2.4
  ELCOTEQ NETWORK                   2.4
  AALBERTS INDUSTRIES               2.2
  DEPFA BANK                        2.1
------------------------------------------------

HENDERSON GLOBAL FUNDS

                                                             PERFORMANCE SUMMARY

EUROPEAN FOCUS FUND

Pie Charts:
PORTFOLIO COMPOSITION BY COUNTRY
(AS A % OF TOTAL EQUITY INVESTMENTS)
United Kingdom                                   32.1%
Netherlands                                      15.8
Germany                                          11.0
France                                           10.5
Austria                                           4.6
Sweden                                            4.5
Other                                            21.5

PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL EQUITY INVESTMENTS)
Consumer Discretionary                           22.3%
Industrials                                      17.1
Financials                                       16.1
Consumer Staples                                 12.5
Telecomm Services                                10.1
Information Technology                            8.9
Other                                            13.0


Mountain Chart:
INVESTMENT COMPARISON
Value of $10,000
                          European               European
                        Focus Fund             Focus Fund            MSCI Europe
Date                    w/out load                 w/load                  Index
08/31/01                    10,000                  9,425                 10,000
09/30/01                     9,910                  9,340                  9,002
10/31/01                    10,960                 10,330                  9,288
11/30/01                    12,120                 11,423                  9,661
12/31/01                    12,250                 11,545                  9,908
01/31/02                    12,110                 11,414                  9,391
02/28/02                    12,450                 11,735                  9,390
03/31/02                    12,981                 12,234                  9,902
04/30/02                    13,081                 12,329                  9,834
05/31/02                    13,281                 12,517                  9,816
06/30/02                    12,851                 12,112                  9,479
07/31/02                    11,611                 10,943                  8,426
08/31/02                    11,890                 11,207                  8,426
09/30/02                    10,610                 10,000                  7,318
10/31/02                    11,579                 10,914                  8,026
11/30/02                    12,520                 11,800                  8,420
12/31/02                    12,523                 11,803                  8,115
01/31/03                    12,354                 11,645                  7,732
02/28/03                    11,891                 11,207                  7,480
03/31/03                    11,699                 11,027                  7,372
04/30/03                    13,468                 12,694                  8,379
05/31/03                    14,664                 13,821                  8,932
06/30/03                    15,006                 14,143                  9,024
07/31/03                    15,549                 14,655                  9,209
08/31/03                    16,142                 15,214                  9,192
09/30/03                    16,786                 15,821                  9,380
10/31/03                    17,821                 16,797                 10,008
11/30/03                    18,650                 17,578                 10,435
12/31/03                    20,278                 19,112                 11,291
01/31/04                    21,822                 20,567                 11,426

TOTAL RETURNS AS OF JANUARY 31, 2004
                                      NASDAQ                                                             SINCE INCEPTION
AT NAV                                SYMBOL           CLASS        6 MONTHS       1 YEAR       2 YEARS*      (8/31/01)*
------------------------------------------------------------------------------------------------------------------------
Henderson European Focus Fund          HFEAX          Class A         40.32%       76.63%        34.23%        38.01%
------------------------------------------------------------------------------------------------------------------------
Henderson European Focus Fund          HFEBX          Class B         39.89        75.44         33.29         37.02
------------------------------------------------------------------------------------------------------------------------
Henderson European Focus Fund          HFECX          Class C         39.82        75.35         33.25         36.99
------------------------------------------------------------------------------------------------------------------------
WITH SALES LOAD
------------------------------------------------------------------------------------------------------------------------
Henderson European Focus Fund                         Class A         32.29%       66.47%        30.31%        34.68%
------------------------------------------------------------------------------------------------------------------------
Henderson European Focus Fund                         Class B         34.89        71.44         31.78         35.96
------------------------------------------------------------------------------------------------------------------------
Henderson European Focus Fund                         Class C         37.47        72.65         32.59         36.43
------------------------------------------------------------------------------------------------------------------------
INDEX
------------------------------------------------------------------------------------------------------------------------
MSCI Europe Index                                                     24.06%       47.76%        10.30%         5.67%
------------------------------------------------------------------------------------------------------------------------
* Average annual return.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1.866.443.6337 or visit the Fund's website at www.hendersonglobalinvestors.com.

Market volatility can significantly impact short-term performance. Performance since inception was favorably impacted by the Fund's relatively large cash position during September 2001. Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

Performance results with sales charges reflect the deduction of the maximum front-end sales charge and/or the deduction of the applicable contingent deferred sales charge ("CDSC"). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a CDSC, which declines from 5% the first year to 0% at the beginning of the seventh year. Class C shares are subject to a maximum front-end sales charge of 1.00% and a CDSC of 1.00%, which declines to 0% after 18 months. Effective February 23, 2004, the 1.00% front-end sales charge on Class C shares was eliminated and the 18-month CDSC period was reduced to 12 months. Net Asset Value (NAV) is the value of one share of the Fund excluding any sales charges.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI Europe Index is a market capitalization weighted index of approximately 500 stocks traded in 16 European markets. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

THERE ARE RISKS OF INVESTING IN A FUND OF THIS TYPE THAT INVESTS IN SECURITIES OF FOREIGN COUNTRIES, SUCH AS ERRATIC MARKET CONDITIONS, ECONOMIC AND POLITICAL INSTABILITY, AND FLUCTUATIONS IN CURRENCY AND EXCHANGE RATES. IN ADDITION, THE FUND MAY INVEST IN A LIMITED GEOGRAPHIC AREA OR IN A SMALL NUMBER OF ISSUERS. AS SUCH, INVESTING IN THE FUND MAY INVOLVE GREATER RISK AND VOLATILITY THAN INVESTING IN A MORE DIVERSIFIED FUND. The views in this report were those of the Fund manager as of January 31, 2004, and may not reflect the views of the manager on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

HENDERSON GLOBAL FUNDS

                                                                      COMMENTARY

GLOBAL TECHNOLOGY FUND

Global technology continued its strong rally during the latter part of 2003, and began the new year in the same vein by rallying ahead of the major equity markets, comfortably outperforming the general market. However, towards the end of January global equities lost ground as worries arose about the possibility of US interest rate increases.

By the end of 2003, inventories were at very low levels, as consumer demand for electronic goods rebounded strongly against a background of a strengthening global economy. By contrast, corporate IT budgets were kept on a tight rein despite the general recovery in profits. This explained some of the differences in sector performance. Sectors oriented towards business spending, such as software, IT services and consumer hardware, fared less well than sectors that fed the consumer electronics food chain. These included internet, contract manufacturing, semiconductors and semiconductor capital equipment. Communications equipment performed well despite serving primarily a business and telecommunications clientele.

Moving into January, the communications equipment sector led the market amidst signs of increased corporate expenditures. This positive news led us to increase the Fund's overweight position in the sector. We further reduced the Fund's exposure to consumer-related technology as we expect the pick-up in business spending to be more dominant in 2004. The semiconductor sector released a series of strong numbers, but investors remained concerned over ambitious valuations.

The portfolio has maintained its positive stance to the Internet although we remain valuation-conscious. We continue to prefer the data storage area of computer hardware and are moving towards the business software market where it appears that businesses may be ready to start spending again. We have also added to our position in the wireless communications equipment food chain.

The outlook for technology is colored by the fate of the US dollar. Its weakness will probably ensure good numbers for most US stocks, but has already caused Japanese tech stocks to endure a sharp sell-off from which they are now recovering. European stocks had a much more muted response (resulting in good performance in dollar terms) but may struggle to reach 2004 earnings expectations at current exchange rates. We are currently closely monitoring the strength of the euro and the negative impact it is having on European technology companies. In the absence of a dollar crisis, global growth should be enough to ensure a pre-eminent position for the technology sector during 2004. In the short term, we are comfortable that the technology sector is consolidating its recent outperformance. In the long term, we believe that the sector will benefit from stronger global economic growth as corporate budgets and spending increases.

------------------------------------------------
  GLOBAL TECHNOLOGY FUND
  TOP 10 EQUITY HOLDINGS

                             AS A PERCENTAGE
  SECURITY                     OF NET ASSETS
------------------------------------------------
  MICROSOFT                           3.6%
  TAIWAN SEMICONDUCTOR MANUFACTURING  3.1
  KLA-TENCOR CORPORATION              2.8
  CISCO SYSTEMS                       2.8
  INTEL                               2.7
  SYNOPSYS                            2.6
  STMICROELECTRONICS                  2.6
  HELIX TECHNOLOGY                    2.5
  LEXMARK INTERNATIONAL               2.5
  NDS GROUP                           2.4
------------------------------------------------

HENDERSON GLOBAL FUNDS

                                                             PERFORMANCE SUMMARY

GLOBAL TECHNOLOGY FUND

Pie Charts:
PORTFOLIO COMPOSITION BY COUNTRY
(AS A % OF TOTAL EQUITY INVESTMENTS)
United States                                    70.3%
United Kingdom                                    5.8
Germany                                           5.0
France                                            3.8
Taiwan                                            3.2
Canada                                            2.5
Other                                             9.4


PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL EQUITY INVESTMENTS)
Communications Equipment                         19.8%
Application Software                             14.8
Semiconductors                                   13.9
Internet Software & Srvc                         10.1
Systems Software                                  9.9
Computer Storage & Prphr                          6.0
Other                                            25.5


Mountain Chart:
INVESTMENT COMPARISON
Value of $10,000
                     Global              Global
            Technology Fund     Technology Fund       MSCI World             S&P
Date             w/out load              w/load         IT Index             500
08/31/01             10,000               9,425           10,000          10,000
09/30/01              7,850               7,399            8,282           9,192
10/31/01              8,980               8,463            9,609           9,368
11/30/01             10,689              10,075           11,176          10,086
12/31/01             11,039              10,404           10,955          10,175
01/31/02             10,909              10,281           10,850          10,026
02/28/02              9,658               9,103            9,659           9,833
03/31/02             10,478               9,876           10,274          10,202
04/30/02              9,479               8,934            9,046           9,584
05/31/02              8,939               8,425            8,686           9,513
06/30/02              8,139               7,671            7,664           8,836
07/31/02              7,359               6,936            6,912           8,148
08/31/02              6,929               6,531            6,828           8,201
09/30/02              5,920               5,579            5,632           7,309
10/31/02              6,899               6,503            6,756           7,952
11/30/02              7,889               7,436            7,863           8,421
12/31/02              6,917               6,520            6,729           7,926
01/31/03              6,998               6,598            6,633           7,718
02/28/03              6,968               6,567            6,723           7,602
03/31/03              6,876               6,481            6,609           7,676
04/30/03              7,463               7,034            7,257           8,308
05/31/03              8,394               7,911            7,883           8,746
06/30/03              8,808               8,302            7,923           8,858
07/31/03              9,668               9,112            8,394           9,014
08/31/03             10,264               9,674            8,950           9,190
09/30/03             10,102               9,521            8,901           9,093
10/31/03             10,871              10,246            9,692           9,607
11/30/03             11,052              10,417            9,770           9,692
12/31/03             11,235              10,589            9,992          10,200
01/31/04             11,892              11,208           10,509          10,387



TOTAL RETURNS AS OF JANUARY 31, 2004
                                      NASDAQ                                                             SINCE INCEPTION
AT NAV                                SYMBOL           CLASS        6 MONTHS      1 YEAR      2 YEARS*        (8/31/01)*
------------------------------------------------------------------------------------------------------------------------
Henderson Global Technology Fund       HFGAX          Class A         23.01%       70.19%         4.41%         7.43%
------------------------------------------------------------------------------------------------------------------------
Henderson Global Technology Fund       HFGBX          Class B         22.47        69.24          3.86          6.83
------------------------------------------------------------------------------------------------------------------------
Henderson Global Technology Fund       HFGCX          Class C         22.54        68.80          3.73          6.72
------------------------------------------------------------------------------------------------------------------------
WITH SALES LOAD
------------------------------------------------------------------------------------------------------------------------
Henderson Global Technology Fund                      Class A         15.98%       60.44%         1.35%         4.83%
------------------------------------------------------------------------------------------------------------------------
Henderson Global Technology Fund                      Class B         17.47        65.24          1.92          5.32
------------------------------------------------------------------------------------------------------------------------
Henderson Global Technology Fund                      Class C         20.27        66.11          3.21          6.29
------------------------------------------------------------------------------------------------------------------------
INDEX
------------------------------------------------------------------------------------------------------------------------
MSCI World IT Index                                                   25.20%       58.44%        -1.58%         2.08%
------------------------------------------------------------------------------------------------------------------------
S&P 500                                                               15.23        34.57          1.78          1.58
------------------------------------------------------------------------------------------------------------------------
* Average annual return.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1.866.443.6337 or visit the Fund's website at www.hendersonglobalinvestors.com.

Market volatility can significantly impact short-term performance. Due to the Fund's relatively small asset base in its initial stages, performance since inception was positively impacted by IPOs to a greater degree than it may be in the future. Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

Performance results with sales charges reflect the deduction of the maximum front-end sales charge and/or the deduction of the applicable contingent deferred sales charge ("CDSC"). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a CDSC, which declines from 5% the first year to 0% at the beginning of the seventh year. Class C shares are subject to a maximum front-end sales charge of 1.00% and a CDSC of 1.00%, which declines to 0% after 18 months. Effective February 23, 2004, the 1.00% front-end sales charge on Class C shares was eliminated and the 18-month CDSC period was reduced to 12 months. Net Asset Value (NAV) is the value of one share of the Fund excluding any sales charges.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index and an industry focused index. The S&P 500 Index is a broad based measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The MSCI World Info Tech Index currently consists of 23 developed market countries, and aims to capture 60% of the total market capitalization of each country by various technology-related industries. The Fund is professionally managed while the Indices are unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

THERE ARE RISKS OF INVESTING IN A FUND OF THIS TYPE THAT INVESTS IN SECURITIES OF FOREIGN COUNTRIES, SUCH AS ERRATIC MARKET CONDITIONS, ECONOMIC AND POLITICAL INSTABILITY, AND FLUCTUATIONS IN CURRENCY AND EXCHANGE RATES. IN ADDITION, THE FUND MAY INVEST IN A LIMITED GEOGRAPHIC AREA, LIMITED INDUSTRY SECTORS OR IN A SMALL NUMBER OF ISSUERS. AS SUCH, INVESTING IN THE FUND MAY INVOLVE GREATER RISK AND VOLATILITY THAN INVESTING IN A MORE DIVERSIFIED FUND. The views in this report were those of the Fund managers as of January 31, 2004, and may not reflect the views of the managers on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

HENDERSON GLOBAL FUNDS

                                                                      COMMENTARY

INTERNATIONAL OPPORTUNITIES FUND

With the exception of Japan, global equity markets made modest progress during the latter part of 2003, finishing the year with a strong rally in December, buoyed by a combination of strong economic releases and reasonable earnings news. Markets also got off to a good start in January, although they lost ground late in the month as speculation of an upward move in US interest rates increased. Equity markets in Europe, the US and Japan ended January ahead, however the UK market underperformed its major peers. Over the six month period ended January 31, 2004, the Fund outperformed its benchmark, as detailed on the following page.

European markets performed well over the last few months of 2003 as confidence continued to grow in the global economic recovery, ending the year on a high note, with the DJ Euro Stoxx Index up 3.4% in December. This trend continued in 2004, with the same Index up 3.2% in January. The cyclical bull market has continued and the strengthening in the euro has provided a performance tailwind. The European Central Bank left interest rates on hold at 2% during November and December and this level looks set to be maintained for some time. Forward-looking economic indicators continue to suggest a pick-up in activity in Germany with the ZEW and Ifo Business Sentiment Surveys beating expectations and rising significantly in December and January*.

The UK equity market moved ahead during the latter part of the year. The Bank of England left interest rates on hold at their final meeting of the year and the FTSE 100 Index rose by 3.1% in December, ending the year at a 17-month high and mid and small cap stocks also moved ahead during December.

After a strong run over the early part of the period, the Japanese equity market experienced a correction in November on fears over the strength of the currency and very heavy capital raising at the end of the year. However, the market recovered its poise towards the end of the year following stronger economic data and an increase in corporate activity. The Bank of Japan got permission to increase substantially the amount spent on currency intervention and continued to spend heavily to slow the ascent of the yen, which had the effect of easing monetary policy. We remain optimistic for the Japanese equity market and believe there is an abundance of investment opportunities at attractive prices.

We increased our exposure to Asia at the start of November and Asian equity markets moved ahead at the end of the year, although their progress was limited by renewed worries about the spread of SARS. January was a difficult month with a huge divergence between the performance of individual equity markets in Asia. Concerns about the spread of the bird flu virus escalated. After a very strong performance in 2003, especially in the run up to December, the Chinese market fell back as investors moved to lock in profits.

Global technology continued its strong rally during the latter part of 2003 and began the new year in the same vein by rallying ahead of the major equity markets, comfortably outperforming the general market. By the end of the year, inventories were at very low levels, as consumer demand for electronic goods rebounded strongly against a background of a strengthening global economy. However, much of this good news is now reflected in valuations.

Looking forward, equity markets are expected to rise further in the coming months as the economic and earnings news continues to be positive. Companies offering superior earnings momentum are most likely to be rewarded as the market begins to move less on hope and more on actual outcomes.

* The ZEW Business Sentiment Survey is a monthly survey conducted by the ZEW Institute which reflects the opinion of the German banking sector. The Ifo Business Sentiment Survey is a monthly survey of more than 7,000 business leaders and senior managers from all sectors in Germany.

--------------------------------------------
  INTERNATIONAL OPPORTUNITIES FUND
  TOP 10 EQUITY HOLDINGS

                             AS A PERCENTAGE
  SECURITY                     OF NET ASSETS
--------------------------------------------
  THOMSON                           3.0%
  REXAM                             2.9
  DBS GROUP                         2.7
  BANGKOK BANK                      2.7
  CHEUNG KONG                       2.7
  LG CHEM                           2.6
  PUNCH TAVERNS                     2.5
  C.P. 7-ELEVEN                     2.5
  CESKY TELECOM                     2.4
  CREDIT SUISSE                     2.3
--------------------------------------------

HENDERSON GLOBAL FUNDS

                                                             PERFORMANCE SUMMARY

INTERNATIONAL OPPORTUNITIES FUND

Pie Charts:
PORTFOLIO COMPOSITION BY COUNTRY
(AS A % OF TOTAL EQUITY INVESTMENTS)
United Kingdom                                   19.5%
Japan                                            15.6
France                                           10.0
United States                                     7.0
Sweden                                            6.3
Netherlands                                       5.7
Other                                            35.9

PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL EQUITY INVESTMENTS)
Financials                                       19.4%
Consumer Discretionary                           19.1
Industrials                                      14.6
Information Technology                           13.9
Consumer Staples                                 11.5
Telecomm Services                                 8.9
Other                                            12.6


Mountain Chart:
INVESTMENT COMPARISON
Value of $10,000
                             Int'l                  Int'l
                         Opps Fund              Opps Fund              MSCI EAFE
Date                    w/out load                 w/load                  Index
08/31/01                    10,000                  9,425                 10,000
09/30/01                     9,080                  8,558                  8,989
10/31/01                     9,930                  9,359                  9,219
11/30/01                    11,430                 10,773                  9,560
12/31/01                    11,641                 10,971                  9,617
01/31/02                    11,610                 10,943                  9,106
02/28/02                    11,290                 10,641                  9,171
03/31/02                    11,840                 11,159                  9,716
04/30/02                    11,950                 11,263                  9,741
05/31/02                    11,940                 11,254                  9,874
06/30/02                    11,540                 10,877                  9,484
07/31/02                    10,510                  9,905                  8,549
08/31/02                    10,410                  9,811                  8,531
09/30/02                     9,280                  8,747                  7,617
10/31/02                    10,061                  9,482                  8,027
11/30/02                    10,711                 10,095                  8,393
12/31/02                    10,330                  9,736                  8,111
01/31/03                    10,166                  9,585                  7,773
02/28/03                     9,554                  9,005                  7,595
03/31/03                     9,454                  8,910                  7,451
04/30/03                    10,501                  9,898                  8,191
05/31/03                    11,166                 10,524                  8,694
06/30/03                    11,650                 10,980                  8,909
07/31/03                    12,072                 11,378                  9,126
08/31/03                    12,908                 12,166                  9,348
09/30/03                    13,130                 12,375                  9,638
10/31/03                    13,975                 13,172                 10,239
11/30/03                    13,975                 13,172                 10,469
12/31/03                    14,892                 14,036                 11,287
01/31/04                    15,504                 14,613                 11,448


TOTAL RETURNS AS OF JANUARY 31, 2004
                                      NASDAQ                                                             SINCE INCEPTION
AT NAV                                SYMBOL           CLASS        6 MONTHS       1 YEAR       2 YEARS*     (8/31/01)*
------------------------------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund     HFOAX          Class A         28.43%       52.47%        15.55%        19.84%
------------------------------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund     HFOBX          Class B         27.94        51.38         14.77         19.00
------------------------------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund     HFOCX          Class C         27.94        51.38         14.78         19.01
------------------------------------------------------------------------------------------------------------------------
WITH SALES LOAD
------------------------------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund                    Class A         21.06%       43.65%        12.17%        16.95%
------------------------------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund                    Class B         22.94        47.38         13.01         17.70
------------------------------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund                    Class C         25.67        48.90         14.19         18.52
------------------------------------------------------------------------------------------------------------------------
INDEX
------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index                                                       25.44%       47.28%        12.12%         5.76%
------------------------------------------------------------------------------------------------------------------------
* Average annual return.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1.866.443.6337 or visit the Fund's website at www.hendersonglobalinvestors.com.

Market volatility can significantly impact short-term performance. Performance since inception was favorably impacted by the Fund's relatively large cash position during September 2001. Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

Performance results with sales charges reflect the deduction of the maximum front-end sales charge and/or the deduction of the applicable contingent deferred sales charge ("CDSC"). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a CDSC, which declines from 5% the first year to 0% at the beginning of the seventh year. Class C shares are subject to a maximum front-end sales charge of 1.00% and a CDSC of 1.00%, which declines to 0% after 18 months. Effective February 23, 2004, the 1.00% front-end sales charge on Class C shares was eliminated and the 18-month CDSC period was reduced to 12 months. Net Asset Value (NAV) is the value of one share of the Fund excluding any sales charges.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI EAFE Index tracks the stocks of approximately 1,000 international companies in Europe, Australasia, and the Far East. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

THERE ARE RISKS OF INVESTING IN A FUND OF THIS TYPE THAT INVESTS IN SECURITIES OF FOREIGN COUNTRIES, SUCH AS ERRATIC MARKET CONDITIONS, ECONOMIC AND POLITICAL INSTABILITY, AND FLUCTUATIONS IN CURRENCY AND EXCHANGE RATES. IN ADDITION, THE FUND MAY INVEST IN A LIMITED GEOGRAPHIC AREA OR IN A SMALL NUMBER OF ISSUERS. AS SUCH, INVESTING IN THE FUND MAY INVOLVE GREATER RISK AND VOLATILITY THAN INVESTING IN A MORE DIVERSIFIED FUND. The views in this report were those of the Fund manager as of January 31, 2004, and may not reflect the views of the manager on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

HENDERSON GLOBAL FUNDS

                                                                      COMMENTARY

INCOME ADVANTAGE FUND

High yield funds had a banner year in 2003, with record inflows and strong performance for the category overall. The Income Advantage Fund got off to a strong start after its launch on September 30, 2003, handily outperforming its benchmark for the period ended January 31, 2004, as shown on the following page.

At the end of January, the Federal Reserve left the target Fed Funds rate unchanged at 1.00%, but unexpectedly altered the wording of its statement. Investors' interpretation was that the Fed could hike rates sooner than expected, and yields rose based on this anticipation. Although the economy's recovery continues unabated, excess capacity, increased productivity and strong global competition are containing inflationary pressures. We believe that the strong economy, the open refinancing window and the all-time high levels of fixed income liquidity are providing an ideal environment for raising our exposure to lower-rated, higher-risk investments.

Within the Fund, we continue our focus on lower-rated credits within the telecom sector, as many telecom companies have rebounded strongly this year or are in the process of rebounding. The Fund is also overweight health care securities and chemicals and is underweight media and utilities versus the CSFB High Yield Index.

The emerging market portion of the Fund has been reduced due to less attractive valuations. Within the emerging market portion, we continue to favor Colombia, which remains cheap compared to other similarly rated credits. We also favor Uruguay, which has benefited from a lower correlation with the market than other high beta credits, and Turkey, which is making progress with negotiation on Cyprus.

Overall, the outlook for high yield securities in 2004 is positive. Strong potential inflows combined with decreasing default rates should provide both technical and fundamental support for high yield security prices. Estimates are showing that new issues in 2004 should be less than 2003, allowing for possible oversubscription to these issues and therefore potentially driving prices for high yield securities higher. Emerging market debt should continue to benefit from investors' persistent demand for higher-yielding fixed income assets. However, we believe valuations in this sector are beginning to look expensive and therefore any upside could be limited.

-------------------------------------------
  INCOME ADVANTAGE FUND
  TOP 10 LONG TERM HOLDINGS

                            AS A PERCENTAGE
  SECURITY                    OF NET ASSETS
-------------------------------------------
  TRAINS HYVOL 2004-1              11.3%
  CHARTER COMMUNICATIONS            3.2
  REPUBLIC OF TURKEY                2.3
  LEVEL 3 FINANCING                 2.2
  REPUBLIC OF COLUMBIA              2.2
  MILLAR WESTERN FOREST
      PRODUCTS                      2.1
  BOMBARDIER RECREATIONAL
      PRODUCTS                      2.1
  ALLIANCE IMAGING                  2.1
  TELENET GROUP                     2.1
  TENET HEALTHCARE                  1.9
-------------------------------------------

HENDERSON GLOBAL FUNDS

                                                             PERFORMANCE SUMMARY

INCOME ADVANTAGE FUND

Pie Charts:
PORTFOLIO COMPOSITION BY CREDIT QUALITY
(AS A % OF TOTAL LONG-TERM INVESTMENTS)
BB                                                3.9%
B                                                62.5
CCC                                              32.1
N/R                                               1.5


PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL LONG-TERM INVESTMENTS)
Target Return Index
  Securities Trusts                              12.4%
Foreign Sovereigns                               11.0
Media                                             9.7
Health Services                                   6.7
Food                                              6.5
Utilities                                         5.5
Other                                            48.2


Mountain Chart:
Investment Comparison
Value of $10,000
                           Income                 Income                   CSFB
                   Advantage Fund         Advantage Fund             High Yield
Date                   w/out load                 w/load                  Index
09/30/03                   10,000                  9,525                 10,000
10/31/03                   10,220                  9,735                 10,204
11/30/03                   10,571                 10,068                 10,344
12/31/03                   11,029                 10,499                 10,583
01/31/04                   11,164                 10,634                 10,788




TOTAL RETURNS AS OF JANUARY 31, 2004
                                      NASDAQ                                                             SINCE INCEPTION
AT NAV                                SYMBOL           CLASS      6 MONTHS      1 YEAR       2 YEARS        (9/30/03)
------------------------------------------------------------------------------------------------------------------------
Henderson Income Advantage Fund        HFAAX          Class A        N/A          N/A           N/A            11.64%
------------------------------------------------------------------------------------------------------------------------
Henderson Income Advantage Fund        HFABX          Class B        N/A          N/A           N/A            11.24
------------------------------------------------------------------------------------------------------------------------
Henderson Income Advantage Fund        HFACX          Class C        N/A          N/A           N/A            11.44
------------------------------------------------------------------------------------------------------------------------
WITH SALES LOAD
------------------------------------------------------------------------------------------------------------------------
Henderson Income Advantage Fund                       Class A        N/A          N/A           N/A             6.33%
------------------------------------------------------------------------------------------------------------------------
Henderson Income Advantage Fund                       Class B        N/A          N/A           N/A             6.24
------------------------------------------------------------------------------------------------------------------------
Henderson Income Advantage Fund                       Class C        N/A          N/A           N/A             9.35
------------------------------------------------------------------------------------------------------------------------
INDEX
------------------------------------------------------------------------------------------------------------------------
CSFB High Yield Index                                                N/A          N/A           N/A             7.88%
------------------------------------------------------------------------------------------------------------------------

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1.866.443.6337 or visit the Fund's website at www.hendersonglobalinvestors.com.

Market volatility can significantly impact short-term performance. Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

Performance results with sales charges reflect the deduction of the maximum front-end sales charge and/or the deduction of the applicable contingent deferred sales charge ("CDSC"). Class A shares are subject to a maximum front-end sales charge of 4.75%. Class B shares are subject to a CDSC, which declines from 5% the first year to 0% at the beginning of the seventh year. Class C shares are subject to a maximum front-end sales charge of 1.00% and a CDSC of 1.00%, which declines to 0% after 18 months. Effective February 23, 2004, the 1.00% front-end sales charge on Class C shares was eliminated and the 18-month CDSC period was reduced to 12 months. Net Asset Value (NAV) is the value of one share of the Fund excluding any sales charges.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index. The CSFB High Yield Index is designed to mirror the investable universe of the US dollar-denominated high yield debt market. Issues must be below investment grade straight corporate debt, including cash-pay, zero-coupon, stepped-rate and pay-in-kind bonds. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

THERE ARE RISKS OF INVESTING IN A FUND OF THIS TYPE THAT INVESTS IN HIGH YIELD SECURITIES. HIGH YIELD, LOWER RATED BONDS INVOLVE A GREATER DEGREE OF RISK THAN INVESTMENT GRADE BONDS IN RETURN FOR HIGHER YIELD POTENTIAL. AS SUCH, SECURITIES RATED BELOW INVESTMENT GRADE GENERALLY ENTAIL GREATER CREDIT, MARKET, ISSUER AND LIQUIDITY RISK THAN INVESTMENT GRADE SECURITIES. IN ADDITION, THE FUND MAY INVEST IN A LIMITED GEOGRAPHIC AREA OR IN A SMALL NUMBER OF ISSUERS. AS SUCH, INVESTING IN THE FUND MAY INVOLVE GREATER RISK AND VOLATILITY THAN INVESTING IN A MORE DIVERSIFIED FUND. The views in this report were those of the Fund manager as of January 31, 2004, and may not reflect the views of the manager on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

EUROPEAN FOCUS FUND
JANUARY 31, 2004

                                                                  VALUE
   SHARES                                                       (NOTE 2)
-----------------------------------------------------------------------

COMMON STOCKS - 99.01%

             AUSTRALIA - 0.83%
  3,500,000  Centamin Egypt Ltd .....................      $    876,452
                                                           ------------

             AUSTRIA - 4.63%
     30,000  Andritz AG .............................         1,442,290
     10,000  Erste Bank der oesterreichischen
             Sparkassen AG ..........................         1,296,691
    152,000  Telekom Austria AG * ...................         2,143,058
                                                           ------------
                                                              4,882,039
                                                           ------------
             BELGIUM - 0.84%
     22,982  Omega Pharma S.A. ......................           887,919
                                                           ------------

             BERMUDA - 1.82%
    400,000  Alea Group Holdings ....................         1,917,722
                                                           ------------

             CZECH REPUBLIC - 1.45%
    142,000  Cesky Telecom A.S. .....................         1,529,023
                                                           ------------

             DENMARK - 0.42%
      6,300  Sjaelso Gruppen A/S ....................           446,450
                                                           ------------

             FINLAND - 3.35%
    100,000  Elcoteq Network Corp. ..................         2,479,792
    100,000  Sampo Oyj ..............................         1,056,184
                                                           ------------
                                                              3,535,976
                                                           ------------

             FRANCE - 10.58%
    598,000  Alstom * ...............................         1,236,383
     38,000  Compagnie de Saint-Gobain ..............         1,936,704
      8,000  Eiffage S.A. ...........................           986,436
     79,800  Iliad S.A. * ...........................         2,112,058
     25,000  Renault S.A. ...........................         1,682,983
    150,000  Thomson S.A. ...........................         3,194,709
                                                           ------------
                                                             11,149,273
                                                           ------------

             GERMANY - 9.48%
     87,500  Deutsche Post AG .......................         1,952,945
     20,000  Freenet. de AG .........................         1,594,490
     26,000  Henkel KGaA ............................         2,004,509
     46,800  Hypo Real Estate Holding AG ............         1,282,367
     90,000  MobilCom AG * ..........................         1,882,076
      7,000  Puma AG ................................         1,281,620
                                                           ------------
                                                              9,998,007
                                                           ------------

             GREECE - 4.21%
     25,000  Coca Cola Hellenic Bottling
             Co., S.A. ..............................           544,907
     20,000  Folli Follie S.A. ......................           585,883
     50,000  Greek Organization of Football
             Prognostics S.A. .......................           802,102
     50,000  National Bank Of Greece S.A. ...........         1,363,823
     45,000  Public Power Corp. .....................         1,141,128
                                                           ------------
                                                              4,437,843
                                                           ------------

             IRELAND - 2.09%
     15,000  Depfa Bank plc .........................         2,204,536
                                                           ------------


                                                                  VALUE
     SHARES                                                     (NOTE 2)
------------------------------------------------------------------------

             ITALY - 1.54%
    225,000  Enel SpA * .............................      $  1,622,576
                                                           ------------

             NETHERLANDS - 15.93%
     80,000  Aalberts Industries N.V. ...............         2,371,433
    170,000  Buhrmann N.V. * ........................         1,577,427
  1,253,823  Hagemeyer N.V. .........................         2,686,016
     60,000  Heijmans N.V. ..........................         1,574,562
    266,666  Koninklijke Ahold N.V. * ...............         2,168,826
    127,000  Koninklijke KPN N.V. * .................         1,047,142
    150,000  Koninklijke Wessanen N.V. ..............         1,821,545
    230,000  New Skies Satellites N.V. ..............         1,589,882
     29,000  Unilever N.V. ..........................         1,957,678
                                                           ------------
                                                             16,794,511
                                                           ------------

             NORWAY - 1.06%
    175,000  Storebrand ASA * .......................         1,117,860
                                                           ------------

             SPAIN - 2.47%
     50,000  Altadis S.A. * .........................         1,460,350
     70,000  Red Electrica de Espana ................         1,145,611
                                                           ------------
                                                              2,605,961
                                                           ------------

             SWEDEN - 4.49%
     75,000  Investor AB, B Shares ..................           778,932
    250,000  Song Networks Holding AB * .............         2,495,279
     45,000  Volvo AB ...............................         1,459,738
                                                           ------------
                                                              4,733,949
                                                           ------------

             SWITZERLAND - 1.57%
     21,000  Credit Suisse Group ....................           793,066
      8,500  Roche Holdings AG ......................           860,734
                                                           ------------
                                                              1,653,800
                                                           ------------

             UNITED KINGDOM - 32.25%
    429,000  Center Parcs (UK) Group plc ............           832,078
     52,632  Enterprise Inns plc ....................           500,354
    450,000  Evolution Group plc * ..................         1,016,229
     55,000  Imperial Tobacco Group plc .............         1,083,795
 16,000,000  Inter-Alliance Group plc * .............           766,360
    200,000  Interserve plc .........................           910,599
    120,000  Kensington Group plc ...................           905,864
     75,000  Man Group plc ..........................         2,121,241
    200,000  Matalan plc ............................           612,833
    650,000  MFI Furniture Group plc ................         1,621,777
     10,000  Navan Mining plc *+ ....................                --
    125,000  NDS Group plc, ADR .....................         3,208,750
     87,055  Persimmon plc ..........................           845,042
  1,100,929  Photo-Me International plc * ...........         2,646,614
    594,790  Punch Taverns plc ......................         4,993,693
    900,000  Regal Petroleum plc ....................         3,294,548
    200,000  Rexam plc ..............................         1,566,231
    140,000  Shell Transport & Trading Co. plc ......           922,983
    190,000  Smith & Nephew plc .....................         1,657,473
    263,000  Taylor Woodrow plc .....................         1,161,515
    500,000  Tesco plc ..............................         2,171,779
    200,000  Yell Group plc * .......................         1,165,567
                                                           ------------
                                                             34,005,325
                                                           ------------

             TOTAL COMMON STOCKS ....................       104,399,222
                                                           ------------
             (Cost $77,656,550)

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

EUROPEAN FOCUS FUND
JANUARY 31, 2004 (CONTINUED)

                                                                  VALUE
   SHARES                                                       (NOTE 2)
-----------------------------------------------------------------------

PREFERRED STOCK - 1.62%

             GERMANY - 1.62%
      3,000  Porsche AG .............................       $ 1,711,317
                                                           ------------

             TOTAL PREFERRED STOCK ..................         1,711,317
                                                           ------------
             (Cost $1,185,147)

TOTAL INVESTMENTS - 100.63% .........................       106,110,539
                                                           ------------
             (Cost $78,841,697)

NET OTHER ASSETS AND
             LIABILITIES - (0.63)% ..................          (667,060)
                                                           ------------

TOTAL NET ASSETS - 100.00% ..........................      $105,443,479
                                                           ============


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                         % OF NET
A PERCENTAGE OF NET ASSETS:                         ASSETS
----------------------------------------------------------
    Integrated Telecommunication Services...         6.84%
    Restaurants.............................         5.21
    Diversified Bank........................         4.61
    Food Retail.............................         4.12
    Multi-Line Insurance....................         3.88
    Electric Utilities......................         3.71
    Packaged Foods & Meats..................         3.59
    Internet Software & Services............         3.51
    Construction & Engineering..............         3.29
    Automobile Manufacturers................         3.22
    Oil & Gas Exploration & Production......         3.12
    Application Software....................         3.04
    Consumer Electronics....................         3.03
    Trading Companies & Distributors........         2.55
    Photographic Products...................         2.51
    Tobacco.................................         2.41
    Health Care Supplies....................         2.41
    Communications Equipment................         2.35
    Industrial Conglomerates................         2.25
    Thrift and Mortgage Finance.............         2.08
    Asset Management & Custody Bank.........         2.01
    Household Products......................         1.90
    Homebuilding............................         1.90
    Air Freight & Logistics.................         1.85
    Building Products.......................         1.84
    Wireless Telecommunication Services.....         1.78
    Diversified Capital Markets.............         1.71
    Home Furnishings........................         1.54
    Alternative Carriers....................         1.51
    Office Services & Supplies..............         1.49
    Metal & Glass Containers................         1.49
    Construction & Farm Machines............         1.38
    Industrial Machinery....................         1.37
    Footwear................................         1.22
    Heavy Electronic Equipment..............         1.17
    Advertising.............................         1.11
    Integrated Oil & Gas....................         0.88
    Gold....................................         0.83
    Pharmaceuticals.........................         0.82
    Hotels, Resorts & Cruise................         0.79
    Casinos & Gaming........................         0.76
    Multi-Sector Holdings...................         0.74
    Other Diversified Financial Services....         0.73
    Apparel Retail..........................         0.58
    Apparel & Luxury Goods..................         0.56
    Soft Drinks.............................         0.52
    Real Estate Management & Development....         0.42
    Diversified Material & Mining...........         0.00
    Net Other Assets and Liabilities........        (0.63)
                                                   -------
                                                   100.00%
                                                   =======

          *  non-income producing security
        ADR  American Depository Receipts
          +  Currently in UK administration procedings


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

GLOBAL TECHNOLOGY FUND
JANUARY 31, 2004

                                                                  VALUE
   SHARES                                                       (NOTE 2)
-----------------------------------------------------------------------
COMMON STOCKS - 95.25%

             CANADA - 2.35%
     10,700  Nortel Networks Corp. * ................        $   83,674
                                                             ----------

             CHINA - 0.56%
        425  Netease.com, Inc., ADR .................            19,979
                                                             ----------

             FINLAND - 1.98%
      3,400  Nokia Oyj ..............................            70,338
                                                             ----------

             FRANCE - 3.59%
      2,150  Alcatel S.A. * .........................            35,562
      3,450  STMicroelectronics N.V. ................            92,084
                                                             ----------
                                                                127,646
                                                             ----------

             GERMANY - 4.81%
      7,100  ADVA AG Optical Networking * ...........            60,309
      1,382  SAP AG, ADR ............................            57,298
      4,100  T-Online International AG ..............            53,517
                                                             ----------
                                                                171,124
                                                             ----------

             JAPAN - 0.88%
        610  Canon, Inc., ADR .......................            31,220
                                                             ----------

             KOREA - 2.26%
        360  NHN Corp. * ............................            42,181
        173  Samsung Electronics Co.,
             Ltd., GDR ..............................            38,363
                                                             ----------
                                                                 80,544
                                                             ----------

             SINGAPORE - 1.64%
      4,500  Venture Corp., Ltd. ....................            58,457
                                                             ----------

             SWEDEN - 1.62%
     26,000  Telefonaktiebolaget
             LM Ericsson* ...........................            57,864
                                                             ----------

             TAIWAN - 3.07%
      9,780  Taiwan Semiconductor
             Manufacturing Co., Ltd., ADR * .........           109,340
                                                             ----------

             UNITED KINGDOM - 5.48%
      2,665  Amdocs Ltd. ............................            75,606
      3,300  NDS Group plc, ADR .....................            84,711
      6,280  Wolfson Microelectronics plc ...........            34,883
                                                             ----------
                                                                195,200
                                                             ----------

             UNITED STATES - 67.01%
        700  Amazon.Com, Inc. * .....................            35,336
      2,020  Apple Computer, Inc. * .................            45,571
     11,650  Atmel Corp. * ..........................            82,249
      2,780  Autodesk, Inc. .........................            71,029
      3,869  Cisco Systems, Inc. * ..................            99,201
      2,050  Computer Associates
             International, Inc. ....................            53,587
      4,000  Comverse Technology, Inc. * ............            70,400
      4,500  Corning, Inc. * ........................            58,140
      4,900  Cray, Inc. .............................            37,975



                                                                  VALUE
     SHARES                                                     (NOTE 2)
------------------------------------------------------------------------
             UNITED STATES - (CONTINUED)
      1,548  Dell, Inc. * ...........................        $   51,812
      2,000  Digital Insight Corp. ..................            45,340
      2,725  Digital River, Inc. ....................            64,528
        445  eBay, Inc. * ...........................            29,828
        664  Electronic Arts, Inc. * ................            31,115
      2,330  EMC Corp. * ............................            32,713
      5,500  Extreme Networks, Inc. * ...............            46,695
      1,500  Eyetech Pharmaceuticals, Inc. ..........            31,500
      1,500  F5 Networks, Inc. ......................            51,015
      4,343  Flextronics International, Ltd. * ......            82,517
      3,665  Helix Technology Corp. .................            87,997
      1,415  Hewlett-Packard Co. ....................            33,663
     14,000  HomeStore, Inc. * ......................            60,480
      3,160  Intel Corp. ............................            96,696
        955  Intuit, Inc. * .........................            48,151
      1,755  KLA-Tencor Corp. * .....................           100,158
        700  Lexar Media, Inc. ......................            10,220
      1,055  Lexmark International, Inc. * ..........            87,449
      5,000  LSI Logic Corp. * ......................            51,450
      3,230  Maxtor Corp. ...........................            29,878
      1,550  Mercury Interactive Corp. * ............            72,757
      8,000  Micromuse, Inc. ........................            64,320
      4,635  Microsoft Corp. ........................           128,158
        900  Orbitz, Inc. ...........................            21,097
      1,600  Polycom, Inc. * ........................            37,532
      1,830  Storage Technology Corp. * .............            53,070
      1,400  Sybase, Inc. * .........................            30,268
      1,540  Symantec Corp. * .......................            59,752
      2,625  Synopsys, Inc. * .......................            92,636
        925  Take-Two Interactive
             Software, Inc. .........................            26,825
      3,000  Verisign, Inc. * .......................            52,440
      3,500  Webmethods, Inc. * .....................            37,590
      5,600  Xerox Corp. * ..........................            81,984
                                                             ----------
                                                              2,385,122
                                                             ----------

TOTAL INVESTMENTS - 95.25%                                    3,390,508
                                                             ----------
             (Cost $2,877,871)

NET OTHER ASSETS
             AND LIABILITIES - 4.75%                            169,023
                                                             ----------

TOTAL NET ASSETS - 100.00%                                   $3,559,531
                                                             ==========


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

GLOBAL TECHNOLOGY FUND
JANUARY 31, 2004 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                         % OF NET
A PERCENTAGE OF NET ASSETS:                         ASSETS
----------------------------------------------------------
    Communications Equipment................        18.84%
    Application Software....................        14.10
    Semiconductors..........................        13.22
    Internet Software & Services............        10.55
    Systems Software........................         9.45
    Computer Storage & Peripheral...........         5.71
    Semiconductor Equipment.................         5.28
    Electronic Manufacturing Services.......         4.94
    Computer Hardware.......................         4.76
    Office Electronics......................         3.18
    Internet Retail.........................         1.83
    Home Entertainment Software.............         1.62
    Pharmaceuticals.........................         0.89
    Hotels, Resorts & Cruise................         0.59
    Electronic Equipment Manufacturing......         0.29
    Net Other Assets and Liabilities........         4.75
                                                   -------
                                                   100.00%
                                                   =======


          *  Non-income producing security
        ADR  American Depository Receipts
        GDR  Global Depository Receipts

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND
JANUARY 31, 2004

                                                                  VALUE
   SHARES                                                       (NOTE 2)
-----------------------------------------------------------------------
COMMON STOCKS - 92.72%

             AUSTRALIA - 2.27%
    280,000  Newcrest Mining Ltd. ...................      $  2,427,655
                                                           ------------

             AUSTRIA - 1.89%
     15,550  Erste Bank der oesterreichischen
             Sparkassen AG ..........................         2,016,354
                                                           ------------

             BELGIUM - 2.17%
     60,000  Omega Pharma S.A. ......................         2,318,126
                                                           ------------

             CZECH REPUBLIC - 2.39%
    236,500  Cesky Telecom A.S. .....................         2,546,576
                                                           ------------

             FINLAND - 1.18%
     61,000  Nokia Oyj ..............................         1,261,954
                                                           ------------

             FRANCE - 9.30%
     62,500  Alcatel S.A. * .........................         1,033,766
     35,000  Compagnie de Saint-Gobain ..............         1,783,806
     30,000  Renault S.A. ...........................         2,019,579
     15,500  SEB S.A. ...............................         1,894,811
    150,000  Thomson S.A. ...........................         3,194,709
                                                           ------------
                                                              9,926,671
                                                           ------------

             HONG KONG - 2.65%
    305,000  Cheung Kong Hldgs., Ltd. ...............         2,833,333
                                                           ------------

             IRELAND - 1.96%
     14,200  Depfa Bank plc .........................         2,086,961
                                                           ------------

             ITALY - 1.69%
    250,000  Enel SpA * .............................         1,802,862
                                                           ------------

             JAPAN - 14.50%
    236,000  Daiwa Securities Group, Inc. ...........         1,658,879
        227  Japan Tobacco Inc. .....................         1,606,339
    288,000  Minebea Co., Ltd. ......................         1,371,364
    202,000  Mitsui & Co., Ltd. .....................         1,534,395
     82,000  Nippon System Development
             Co., Ltd. ..............................         1,385,970
        327  Nippon Telegraph and
             Telephone Corp. ........................         1,498,370
     41,000  Secom Co., Ltd. ........................         1,599,792
    108,200  Tokyo Broadcasting System, Inc. ........         1,677,511
    385,000  Toshiba Corp. ..........................         1,622,278
     46,500  Toyota Motor Corp. .....................         1,520,053
                                                           ------------
                                                             15,474,951
                                                           ------------

             KOREA - 3.17%
     55,000  LG Chem Ltd. * .........................         2,788,667
      5,100  NHN Corp. * ............................           597,571
                                                           ------------
                                                              3,386,238
                                                           ------------



                                                                  VALUE
   SHARES                                                       (NOTE 2)
-----------------------------------------------------------------------
             NETHERLANDS - 5.32%
    299,322  Koninklijke Ahold N.V. * ...............      $  2,434,421
    115,000  Koninklijke KPN N.V. * .................           948,200
     34,000  Unilever N.V. ..........................         2,295,209
                                                           ------------
                                                              5,677,830
                                                           ------------

             SINGAPORE - 2.73%
    320,000  DBS Group Holdings, Ltd. ...............         2,909,864
                                                           ------------

             SPAIN - 1.67%
     36,200  ACS Actividades de
             Construccion y Servicios, S.A. * .......         1,786,803
                                                           ------------

             SWEDEN - 5.87%
     56,500  Sandvik AB .............................         1,901,369
     35,000  Tele2 AB * .............................         1,926,086
     75,000  Volvo AB ...............................         2,432,897
                                                           ------------
                                                              6,260,352
                                                           ------------

             SWITZERLAND - 4.30%
     65,000  Credit Suisse Group ....................         2,454,730
     15,900  Swatch Group AG ........................         2,134,143
                                                           ------------
                                                              4,588,873
                                                           ------------

             THAILAND - 5.15%
  1,150,000  Bangkok Bank Public Co., Ltd. * ........         2,872,069
  1,700,000  C.P. 7-Eleven Public Co., Ltd. .........         2,621,050
                                                           ------------
                                                              5,493,119
                                                           ------------

             UNITED KINGDOM - 18.05%
    730,000  Cable & Wireless plc * .................         1,921,091
    443,000  Capita Group plc .......................         2,069,419
     85,000  Man Group plc ..........................         2,404,073
    800,000  MFI Furniture Group plc ................         1,996,033
     36,000  NDS Group plc, ADR .....................           924,120
    740,000  Photo-Me International plc * ...........         1,778,946
    315,236  Punch Taverns plc ......................         2,646,635
    400,000  Rexam plc ..............................         3,132,461
    550,000  Tesco plc ..............................         2,388,957
                                                           ------------
                                                             19,261,735
                                                           ------------

             UNITED STATES - 6.46%
     44,050  Autodesk, Inc. .........................         1,125,477
     41,250  Digital Insight Corp. ..................           935,138
     64,150  Flextronics International, Ltd. * ......         1,218,850
     44,500  Helix Technology Corp. .................         1,068,445
    170,000  HomeStore, Inc. * ......................           734,400
     31,600  Intel Corp. ............................           966,960
     18,000  Mercury Interactive Corp. * ............           844,920
                                                           ------------
                                                              6,894,190
                                                           ------------

             TOTAL COMMON STOCKS                             98,954,447
                                                           ------------
             (Cost $88,797,204)


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND
JANUARY 31, 2004 (CONTINUED)

    PAR                                                           VALUE
   AMOUNT                                                       (NOTE 2)
-----------------------------------------------------------------------
SHORT TERM INVESTMENTS - 2.95%

             REPURCHASE AGREEMENT - 2.95%
$ 3,141,000  State Street Bank and Trust Co.,
             0.10%, due 2/2/04, with a
             repurchase price of $3,141,026,
             collateralized by $1,045,000 par
             U.S. Treasury Bond, 8.75%,
             due 5/15/20 and by $1,190,000
             par U.S. Treasury Bond, 8.125%,
             due 8/15/21                                   $  3,141,000
                                                           ------------

             Total Short Term Investments                     3,141,000
                                                           ------------
             (Cost $3,141,000)

TOTAL INVESTMENTS - 95.67%                                  102,095,447
                                                           ------------
             (Cost $91,938,204)

NET OTHER ASSETS AND
             LIABILITIES - 4.33%                              4,624,926
                                                           ------------

TOTAL NET ASSETS - 100.00%                                 $106,720,373
                                                           ============



OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                         % OF NET
A PERCENTAGE OF NET ASSETS:                         ASSETS
----------------------------------------------------------
    Diversified Bank........................         9.27%
    Integrated Telecommunication Services...         6.49
    Food Retail.............................         4.52
    Application Software....................         4.01
    Automobile Manufacturers................         3.31
    Industrial Machinery....................         3.07
    Consumer Electronics....................         2.99
    Repurchase Agreement....................         2.95
    Metal & Glass Containers................         2.93
    Real Estate Management & Development....         2.65
    Commodity Chemicals.....................         2.61
    Restaurants.............................         2.48
    Food Distributors.......................         2.46
    Diversified Capital Markets.............         2.30
    Construction & Farm Machines............         2.28
    Gold....................................         2.27
    Asset Management & Custody Bank.........         2.25
    Health Care Supplies....................         2.17
    Packaged Foods & Meats..................         2.15
    Communications Equipment................         2.15
    Internet Software & Services............         2.13
    Apparel & Luxury Goods..................         2.00
    Employment Services.....................         1.94
    Home Furnishings........................         1.87
    Alternative Carriers....................         1.80
    Household Appliances....................         1.78
    Electric Utilities......................         1.69
    Photographic Products...................         1.67
    Construction & Engineering..............         1.67
    Building Products.......................         1.67
    Broadcasting & Cable TV.................         1.57
    Investment Banking & Broker.............         1.55
    Computer Hardware.......................         1.52
    Tobacco.................................         1.51
    Diversified Commercial Services.........         1.50
    Trading Companies & Distributors........         1.44
    Electronic Manufacturing Services.......         1.14
    Semiconductor Equipment.................         1.00
    Semiconductors..........................         0.91
    Net Other Assets and Liabilities........         4.33
                                                   -------
                                                   100.00%
                                                   =======


          *  non-income producing security
        ADR  American Depository Receipts

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

INCOME ADVANTAGE FUND
JANUARY 31, 2004

     PAR                                                                                                          MARKET
   AMOUNT                                                                         COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 81.07%

             AUTO - 1.49%
$   100,000  Keystone Automotive Operations, Inc. (a)                              9.750%     11/1/13        $   108,500
    100,000  Tenneco Automotive, Inc.                                             10.250      7/15/13            116,500
                                                                                                             -----------
                                                                                                                 225,000
                                                                                                             -----------

             BUILDING & CONSTRUCTION - 2.97%
    300,000  Nortek Holdings, Inc. (a)                                          0/10.000      5/15/11            232,500
    200,000  North American Energy Partners, Inc. (a)                              8.750      12/1/11            216,000
                                                                                                             -----------
                                                                                                                 448,500
                                                                                                             -----------

             CHEMICALS - 4.89%
    100,000  Georgia Gulf Corp. (a)                                                7.125     12/15/13            106,000
    200,000  Kraton Polymers LLC (a)                                               8.125      1/15/14            213,000
    200,000  Lyondell Chemical Co.                                                 9.500     12/15/08            207,000
    200,000  Nalco Co. (a)                                                         8.875     11/15/13            213,500
                                                                                                             -----------
                                                                                                                 739,500
                                                                                                             -----------

             CONSUMER PRODUCTS - 1.57%
    100,000  Elizabeth Arden, Inc. (a)                                             7.750      1/15/14            103,000
    200,000  Jostens Holding Corp. (a)                                            10.250      12/1/13            135,000
                                                                                                             -----------
                                                                                                                 238,000
                                                                                                             -----------

             DIVERSIFIED CAPITAL - 3.65%
    100,000  Sensus Metering Systems, Inc. (a)                                     8.625     12/15/13            105,500
    250,000  Thermadyne Holdings Corp. (a)                                         9.250       2/1/14            253,750
    200,000  United Rentals (North America), Inc. (a)                              7.000      2/15/14            193,000
                                                                                                             -----------
                                                                                                                 552,250
                                                                                                             -----------

             ENERGY - 4.12%
    200,000  El Paso Corp.                                                         7.875      6/15/12            190,250
    100,000  EXCO Resources, Inc. (a)                                              7.250      1/15/11            102,000
    100,000  Hilcorp Energy Co. (a)                                               10.500       9/1/10            112,500
    200,000  Premcor Refining Group, Inc. (a)                                      7.750       2/1/12            218,000
                                                                                                             -----------
                                                                                                                 622,750
                                                                                                             -----------

             FINANCE & INVESTMENT - 1.41%
    200,000  Dollar Financial Group, Inc. (a)                                      9.750     11/15/11            213,000
                                                                                                             -----------

             FOOD - 5.88%
    200,000  Couche-Tard US LP (a)                                                 7.500     12/15/13            217,000
    230,000  General Nutrition Center, Inc. (a)                                    8.500      12/1/10            241,500
    200,000  Pinnacle Foods Holdings Corp. (a)                                     8.250      12/1/13            213,500
    200,000  PPC Escrow Corp. (a)                                                  9.250     11/15/13            217,000
                                                                                                             -----------
                                                                                                                 889,000
                                                                                                             -----------

             FORESTRY & PAPER - 2.14%
    300,000  Millar Western Forest Products Ltd. (a)                               7.750     11/15/13            324,000
                                                                                                             -----------

             GAMING - 4.22%
    100,000  American Casino & Entertainment (a)                                   7.850       2/1/12            101,000
    100,000  Premier Entertainment Biloxi LLC (a)                                 10.750       2/1/12            107,375
    200,000  Poster Financial Group, Inc. (a)                                      8.750      12/1/11            211,750
    200,000  River Rock Entertainment Authority (a)                                9.750      11/1/11            217,500
                                                                                                             -----------
                                                                                                                 637,625
                                                                                                             -----------



                       See Notes to Financial Statements.

                                       16


HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

INCOME ADVANTAGE FUND
JANUARY 31, 2004 (CONTINUED)
     PAR                                                                                                          MARKET
   AMOUNT                                                                         COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------

             HEALTH SERVICES - 6.12%
$   300,000  Alliance Imaging, Inc.                                               10.375%     4/15/11        $   316,500
    100,000  Genesis HealthCare Corp. (a)                                          8.000     10/15/13            105,250
    100,000  National Nephrology Assocs, Inc. (a)                                  9.000      11/1/11            106,500
    300,000  Tenet Healthcare Corp. (a)                                            5.375     11/15/06            288,000
    100,000  Universal Hospital Services, Inc. (a)                                10.125      11/1/11            108,000
                                                                                                             -----------
                                                                                                                 924,250
                                                                                                             -----------

             HOTELS - 0.70%
    100,000  Gaylord Entertainment Co. (a)                                         8.000     11/15/13            106,250
                                                                                                             -----------

             HOUSEHOLD & LEISURE - 1.43%
    200,000  Norcraft Co. LP (a)                                                   9.000      11/1/11            216,000
                                                                                                             -----------

             LEISURE - 3.50%
    100,000  Equinox Holdings, Inc. (a)                                            9.000     12/15/09            104,500
    300,000  Bombardier Recreational Products, Inc. (a)                            8.375     12/15/13            318,000
    100,000  Six Flags, Inc. (a)                                                   9.625       6/1/14            107,000
                                                                                                             -----------
                                                                                                                 529,500
                                                                                                             -----------

             MEDIA - 8.87%
    200,000  Charter Communications Holdings, LLC (a)                             10.250      9/15/10            213,000
    300,000  Charter Communications Holdings, LLC                                  9.625     11/15/09            273,000
    200,000  CSC Holdings, Inc.                                                    7.250      7/15/08            214,500
    200,000  Insight Midwest Lp Insight Cap                                       10.500      11/1/10            213,500
    100,000  Nextmedia Operating, Inc.                                            10.750       7/1/11            114,250
    500,000  Telenet Group Holding N.V. (a)                                        0/11.500   6/15/14            312,500
                                                                                                             -----------
                                                                                                               1,340,750
                                                                                                             -----------

             NON-FOOD & DRUG RETAIL - 2.65%
    200,000  FTD, Inc. (a)                                                         7.750      2/15/14            200,000
    200,000  Petro Stopping Center LP (a)                                          9.000      2/15/12            200,000
                                                                                                             -----------
                                                                                                                 400,000
                                                                                                             -----------

             PACKAGING - 2.12%
    200,000  Owens-Brockway Glass Containers, Inc.                                 8.875      2/15/09            217,000
    100,000  Portola Packaging, Inc. (a)                                           8.250       2/1/12            104,000
                                                                                                             -----------
                                                                                                                 321,000
                                                                                                             -----------

             PRINTING & PUBLISHING - 0.65%
    100,000  Mail-Well I Corp. (a)                                                 7.875      12/1/13             97,750
                                                                                                             -----------

             SUPPORT SERVICES - 1.41%
    200,000  Great Lakes Dredge & Dock Co. (a)                                     7.750     12/15/13            213,500
                                                                                                             -----------

             TARGET RETURN INDEX SECURITIES TRUSTS - 11.33%
  1,700,000  Trains Hyvol 2004-1                                                   8.850       6/1/14          1,712,169
                                                                                                             -----------

             TECHNOLOGY - 0.68%
    100,000  Communications & Power Industries Holding Corp. (a)                   8.000       2/1/12            103,500
                                                                                                             -----------

             TELECOMMUNICATIONS - 4.23%
    300,000  Level 3 Financing, Inc. (a)                                          10.750     10/15/11            325,500
    100,000  Inmarsat Finance PLC (a)                                              7.625      6/30/12            103,500
    200,000  Millicom International Cellular S.A. (a)                             10.000      12/1/13            210,000
                                                                                                             -----------
                                                                                                                 639,000
                                                                                                             -----------



                       See Notes to Financial Statements.

                                       17


HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

INCOME ADVANTAGE FUND
JANUARY 31, 2004 (CONTINUED)

     PAR                                                                                                          MARKET
   AMOUNT                                                                         COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
             UTILITIES - 5.04%
$   150,000  Calpine Corp.                                                         8.500%     2/15/11          $ 123,750
    200,000  Reliant Resources Inc.                                                9.500      7/15/13            216,500
    200,000  MSW Energy Holdings LLC (a)                                           7.375       9/1/10            211,000
    200,000  NRG Energy, Inc. (a)                                                  8.000     12/15/13            209,000
                                                                                                             -----------
                                                                                                                 760,250
                                                                                                             -----------

             TOTAL CORPORATE BONDS                                                                            12,253,544
                                                                                                             -----------
             (cost $11,975,248)

FOREIGN SOVEREIGN - 10.01%

             BRAZIL - 1.15%
    200,000  Republic of Brazil                                                    8.250      1/20/34            173,000
                                                                                                             -----------

             COLOMBIA - 2.15%
    300,000  Republic of Colombia                                                 10.375      1/28/33            325,500
                                                                                                             -----------

             ECUADOR - 1.41%
    250,000  Republic of Ecuador (a)                                               7.000      8/15/30            213,750
                                                                                                             -----------

             TURKEY - 2.28%
    100,000  Republic of Turkey                                                   11.875      1/15/30            140,500
    200,000  Republic of Turkey                                                    8.000      2/14/34            204,750
                                                                                                             -----------
                                                                                                                 345,250
                                                                                                             -----------

             URUGUAY - 1.66%
    300,000  Republic of Uruguay                                                   7.500      3/15/15            250,500
                                                                                                             -----------

             VENEZUELA - 1.36%
    200,000  Republic of Venezuela (a)                                            10.750      9/19/13            205,000
                                                                                                             -----------

             TOTAL FOREIGN SOVEREIGN                                                                           1,513,000
                                                                                                             -----------
             (cost $1,523,725)

TOTAL INVESTMENTS - 91.08%
             (Cost $13,498,973)                                                                               13,766,544
                                                                                                             -----------

NET OTHER ASSETS AND LIABILITIES - 8.92%                                                                       1,347,479
                                                                                                             -----------

NET ASSETS - 100.00%                                                                                         $15,114,023
                                                                                                             ===========


(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS
                                                            (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2004

                                                      EUROPEAN             GLOBAL      INTERNATIONAL             INCOME
                                                         FOCUS         TECHNOLOGY      OPPORTUNITIES          ADVANTAGE
                                                          FUND               FUND               FUND               FUND
=======================================================================================================================
ASSETS:
Investments, at value                             $106,110,539         $3,390,508       $102,095,447        $13,766,544
Cash                                                   563,080            221,371          1,422,943          1,251,863
Foreign cash                                            97,149             46,029                 --                 --
Dividends and interest receivable                       81,151                234             11,983            223,395
Receivable from investment adviser                      25,410                 --             87,378              8,278
Receivable for investment securities sold            1,286,397             89,719                 --          1,853,778
Receivable for fund shares sold                      2,286,493             49,892          4,000,857          1,227,430
Prepaid expenses and other assets                       21,519              7,369             14,760             55,248
-----------------------------------------------------------------------------------------------------------------------
   Total Assets                                    110,471,738          3,805,122        107,633,368         18,386,536
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased          4,340,885            154,757            227,585          3,090,175
Payable for fund shares redeemed                       308,379              6,136            250,670             44,786
Management fee payable                                  83,487              3,560             89,887              8,730
12b-1 distribution fees payable                        143,642              5,296            121,868             14,772
Payable from investment advisor                             --              6,491                 --                 --
Accrued expenses and other payables                    151,866             69,351            222,985            114,050
-----------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                 5,028,259            245,591            912,995          3,272,513
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                        $105,443,479         $3,559,531       $106,720,373        $15,114,023
=======================================================================================================================
NET ASSETS consist of:
Paid-in capital                                    $74,548,587         $2,873,739        $93,214,908        $14,651,729
Accumulated undistributed net investment loss         (711,147)           (29,058)          (565,961)           (21,551)
Accumulated net realized gain on investments         4,326,612            201,277          3,996,978            216,274
Net unrealized appreciation of investments
   and foreign currency translations                27,279,427            513,573         10,074,448            267,571
-----------------------------------------------------------------------------------------------------------------------
                                                  $105,443,479         $3,559,531       $106,720,373        $15,114,023
=======================================================================================================================
SHARES OUTSTANDING:
Class A Shares                                       2,431,688            137,289          3,569,001            604,506
=======================================================================================================================
Class B Shares                                         797,474             81,066            789,870            215,603
=======================================================================================================================
Class C Shares                                       1,907,641             86,641          2,701,820            556,979
=======================================================================================================================
CLASS A SHARES:
Net asset value and redemption price per share          $20.65             $11.76             $15.21             $10.98
-----------------------------------------------------------------------------------------------------------------------
Maximum sales charge *                                   5.75%              5.75%              5.75%              4.75%
Maximum offering price per share                        $21.91             $12.48             $16.14             $11.53
=======================================================================================================================
CLASS B SHARES:
Net asset value and offering price per share            $20.42             $11.61             $15.01             $10.96
=======================================================================================================================
CLASS C SHARES:
Net asset value per share                               $20.41             $11.58             $15.01             $10.98
-----------------------------------------------------------------------------------------------------------------------
Maximum sales charge                                     1.00%              1.00%              1.00%              1.00%
Maximum offering price per share                        $20.62             $11.70             $15.16             $11.09
=======================================================================================================================
Investments, at cost                               $78,841,697         $2,877,871        $91,938,204        $13,498,973
=======================================================================================================================
Foreign cash, at cost                                  $97,149            $45,076                 --                 --
=======================================================================================================================

  * On sales of $50,000 or more, the sales charge will be reduced.

The Funds may impose a redemption fee of 2.00% on shares redeemed within 30 days of purchase.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS
                                                            (UNAUDITED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2004
                                                      EUROPEAN             GLOBAL      INTERNATIONAL             INCOME
                                                         FOCUS         TECHNOLOGY      OPPORTUNITIES          ADVANTAGE
                                                          FUND               FUND               FUND               FUND
=======================================================================================================================
INVESTMENT INCOME:
Interest                                                  $124                 $3               $603           $136,979
Dividends                                              353,400              4,032            136,345                 --
Foreign taxes withheld                                 (34,274)              (476)           (15,415)              (426)
-----------------------------------------------------------------------------------------------------------------------
   Total Investment Income                             319,250              3,559            121,533            136,553
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                               372,133             15,321            299,401             19,110
12b-1 distribution and service fees:
   Class A Shares                                       40,641              1,227             33,037              2,570
   Class B Shares                                       62,187              4,334             37,152              4,426
   Class C Shares                                      147,384              3,526            102,884              7,779
Transfer agent fees                                    162,250              5,510            113,564              6,950
Administrative fees                                    102,258             14,351             70,071             10,860
Legal fees                                              32,269              6,138             16,875              4,674
Accounting fees                                         26,985             27,295             44,465             17,588
Registration and filing fees                            14,863              7,384             13,168              6,273
Custodian fees                                          51,385             21,962             56,405             14,145
Trustees' fees and expenses                             19,010                919              6,499                492
Printing and postage fees                               15,436                674             14,440              1,369
Audit fees                                              13,246             13,246             13,246             11,070
Offering expenses                                           --                 --                 --             27,248
Organizational costs                                        --                 --                 --             24,117
Miscellaneous fees                                      32,295              7,910             23,537                861
-----------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    1,092,342            129,797            844,744            159,532
-----------------------------------------------------------------------------------------------------------------------
Fees waived and expenses reimbursed by
   investment advisor                                 (190,679)           (98,368)          (195,145)          (120,931)
-----------------------------------------------------------------------------------------------------------------------
Net Expenses                                           901,663             31,429            649,599             38,601
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                          (582,413)           (27,870)          (528,066)            97,952
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) from:
   Investment transactions                           6,988,992            362,728          5,200,887            216,274
   Foreign currency transactions                      (247,160)            (3,960)          (249,878)                --
Net change in unrealized appreciation of:
   Investments                                      19,675,464            158,658          8,256,972            267,571
   Translation of other assets and liabilities          24,206                222            (76,822)                --
-----------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain                 26,441,502            517,648         13,131,159            483,845
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $25,859,089           $489,778        $12,603,093           $581,797
=======================================================================================================================


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS
                                                           (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS
 EUROPEAN FOCUS FUND
                                                                                    SIX MONTHS ENDED         YEAR ENDED
                                                                                    JANUARY 31, 2004      JULY 31, 2003
=======================================================================================================================
Net investment income/(loss)                                                             $  (582,413)        $  137,793
Net realized gain on investments
   and foreign currency transactions                                                       6,741,832            918,561
Net change in unrealized appreciation of investments
   and foreign currency translations                                                      19,699,670          8,744,662
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      25,859,089          9,801,016
-----------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:
   Class A Shares                                                                           (113,274)           (30,222)
   Class B Shares                                                                                 --             (9,132)
   Class C Shares                                                                                 --            (17,688)
-----------------------------------------------------------------------------------------------------------------------
                                                                                            (113,274)           (57,042)
-----------------------------------------------------------------------------------------------------------------------

Distribution to shareholders from net realized gains:
   Class A Shares                                                                         (1,512,519)                --
   Class B Shares                                                                           (575,764)                --
   Class C Shares                                                                         (1,367,881)                --
-----------------------------------------------------------------------------------------------------------------------
                                                                                          (3,456,164)                --
-----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from Fund share transactions:
   Class A Shares                                                                         19,771,309         15,159,011
   Class B Shares                                                                          3,148,852          4,641,590
   Class C Shares                                                                          7,881,658         12,257,154
-----------------------------------------------------------------------------------------------------------------------
                                                                                          30,801,819         32,057,755
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                                53,091,470         41,801,729

NET ASSETS:
Beginning of period                                                                       52,352,009         10,550,280
-----------------------------------------------------------------------------------------------------------------------
End of period                                                                           $105,443,479        $52,352,009
=======================================================================================================================
Accumulated undistributed net investment loss                                              $(711,147)          $(15,460)
=======================================================================================================================


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS
                                                            (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS
 GLOBAL TECHNOLOGY FUND
                                                                                    SIX MONTHS ENDED         YEAR ENDED
                                                                                    JANUARY 31, 2004      JULY 31, 2003
=======================================================================================================================
Net investment loss                                                                        $ (27,870)         $ (29,387)
Net realized gain/(loss) on investments
   and foreign currency transactions                                                         358,768            (54,320)
Net change in unrealized appreciation of investments
   and foreign currency translations                                                         158,880            536,795
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                         489,778            453,088
-----------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:
   Class A Shares                                                                                 --            (13,255)
   Class B Shares                                                                                 --            (35,753)
   Class C Shares                                                                                 --            (18,284)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  --            (67,292)
-----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from Fund share transactions:
   Class A Shares                                                                          1,027,967            165,586
   Class B Shares                                                                            (46,266)           175,872
   Class C Shares                                                                            407,335             88,775
-----------------------------------------------------------------------------------------------------------------------
                                                                                           1,389,036            430,233
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                                 1,878,814            816,029

NET ASSETS:
Beginning of period                                                                        1,680,717            864,688
-----------------------------------------------------------------------------------------------------------------------
End of period                                                                             $3,559,531         $1,680,717
=======================================================================================================================
Accumulated undistributed net investment loss                                               $(29,058)           $(1,188)
=======================================================================================================================


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS
                                                            (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS
INTERNATIONAL OPPORTUNITIES FUND
                                                                                    SIX MONTHS ENDED         YEAR ENDED
                                                                                    JANUARY 31, 2004      JULY 31, 2003
=======================================================================================================================
Net investment loss                                                                       $ (528,066)        $  (78,579)
Net realized gain/(loss) on investments
   and foreign currency transactions                                                       4,951,009           (198,409)
Net change in unrealized appreciation of investments
   and foreign currency translations                                                       8,180,150          2,432,935
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      12,603,093          2,155,947
-----------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:
   Class A Shares                                                                                 --            (11,470)
   Class B Shares                                                                                 --             (5,769)
   Class C Shares                                                                                 --            (12,228)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  --            (29,467)
-----------------------------------------------------------------------------------------------------------------------

Distribution to shareholders from net realized gains:
   Class A Shares                                                                           (353,677)                --
   Class B Shares                                                                           (101,087)                --
   Class C Shares                                                                           (285,088)                --
-----------------------------------------------------------------------------------------------------------------------
                                                                                            (739,852)                --
-----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from Fund share transactions:
   Class A Shares                                                                         40,112,945          6,785,924
   Class B Shares                                                                          6,341,101          1,940,094
   Class C Shares                                                                         28,584,599          3,391,856
-----------------------------------------------------------------------------------------------------------------------
                                                                                          75,038,645         12,117,874
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                                86,901,886         14,244,354

NET ASSETS:
Beginning of period                                                                       19,818,487          5,574,133
-----------------------------------------------------------------------------------------------------------------------
End of period                                                                           $106,720,373        $19,818,487
=======================================================================================================================
Accumulated undistributed net investment loss                                              $(565,961)          $(37,895)
=======================================================================================================================

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS
                                                            (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS
INCOME ADVANTAGE FUND
                                                                                                           PERIOD ENDED
                                                                                                     JANUARY 31, 2004(*)
=======================================================================================================================
Net investment gain                                                                                             $97,952
Net realized gain on investments                                                                                216,274
Net change in unrealized appreciation of investments                                                            267,571
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                            581,797
-----------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

   Class A Shares                                                                                               (55,302)
   Class B Shares                                                                                               (24,284)
   Class C Shares                                                                                               (39,917)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               (119,503)
-----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from Fund share transactions:
   Class A Shares                                                                                             6,429,621
   Class B Shares                                                                                             2,249,966
   Class C Shares                                                                                             5,972,142
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             14,651,729
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                                                   15,114,023

NET ASSETS:
Beginning of period                                                                                                  --
-----------------------------------------------------------------------------------------------------------------------
End of period                                                                                               $15,114,023
=======================================================================================================================
Accumulated undistributed net investment loss                                                                  $(21,551)
=======================================================================================================================

(*) The Henderson Income Advantage Fund commenced operations on September 30, 2003.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS
                                                            (UNAUDITED)

STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY
EUROPEAN FOCUS FUND
                                                                                    SIX MONTHS ENDED         YEAR ENDED
                                                                                    JANUARY 31, 2004      JULY 31, 2003
=======================================================================================================================
AMOUNT
CLASS A SHARES:
Sold                                                                                     $22,989,624        $16,536,567
Issued as reinvestment of dividends                                                        1,548,388             28,574
Redeemed                                                                                  (4,766,703)        (1,406,130)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                             $19,771,309        $15,159,011
=======================================================================================================================

CLASS B SHARES:
Sold                                                                                      $4,411,886         $5,751,214
Issued as reinvestment of dividends                                                          551,338              8,798
Redeemed                                                                                  (1,814,372)        (1,118,422)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                              $3,148,852         $4,641,590
=======================================================================================================================

CLASS C SHARES:
Sold                                                                                     $10,354,717        $14,654,568
Issued as reinvestment of dividends                                                        1,254,167             16,555
Redeemed                                                                                  (3,727,226)        (2,413,969)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                              $7,881,658        $12,257,154
=======================================================================================================================

SHARES
CLASS A SHARES:
Sold                                                                                       1,270,519          1,252,105
Issued as reinvestment of dividends                                                           89,970              2,308
Redeemed                                                                                    (263,778)          (106,284)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                               1,096,711          1,148,129
=======================================================================================================================

CLASS B SHARES:
Sold                                                                                         251,948            455,160
Issued as reinvestment of dividends                                                           32,355                715
Redeemed                                                                                    (102,588)           (85,533)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                 181,715            370,342
=======================================================================================================================

CLASS C SHARES:
Sold                                                                                         585,754          1,160,846
Issued as reinvestment of dividends                                                           73,601              1,346
Redeemed                                                                                    (208,591)          (186,608)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                 450,764            975,584
=======================================================================================================================

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS
                                                            (UNAUDITED)

STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY
GLOBAL TECHNOLOGY FUND
                                                                                    SIX MONTHS ENDED         YEAR ENDED
                                                                                    JANUARY 31, 2004      JULY 31, 2003
=======================================================================================================================
AMOUNT
CLASS A SHARES:
Sold                                                                                      $1,182,649         $1,200,813
Issued as reinvestment of dividends                                                               --             13,201
Redeemed                                                                                    (154,682)        (1,048,428)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                              $1,027,967           $165,586
=======================================================================================================================

CLASS B SHARES:
Sold                                                                                        $200,238         $3,287,255
Issued as reinvestment of dividends                                                               --             35,304
Redeemed                                                                                    (246,504)        (3,146,687)
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                                     $(46,266)          $175,872
=======================================================================================================================

CLASS C SHARES:
Sold                                                                                        $732,603         $1,499,737
Issued as reinvestment of dividends                                                               --             18,283
Redeemed                                                                                    (325,268)        (1,429,245)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                $407,335            $88,775
=======================================================================================================================

SHARES
CLASS A SHARES:
Sold                                                                                         109,070            163,598
Issued as reinvestment of dividends                                                               --              1,839
Redeemed                                                                                     (14,519)          (144,973)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                  94,551             20,464
=======================================================================================================================

CLASS B SHARES:
Sold                                                                                          18,738            457,753
Issued as reinvestment of dividends                                                               --              4,965
Redeemed                                                                                     (23,789)          (432,883)
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                                       (5,051)            29,835
=======================================================================================================================

CLASS C SHARES:
Sold                                                                                          69,688            206,897
Issued as reinvestment of dividends                                                               --              2,571
Redeemed                                                                                     (31,299)          (200,726)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                  38,389              8,742
=======================================================================================================================


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS
                                                            (UNAUDITED)

STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY
INTERNATIONAL OPPORTUNITIES FUND
                                                                                    SIX MONTHS ENDED         YEAR ENDED
                                                                                    JANUARY 31, 2004      JULY 31, 2003
=======================================================================================================================
AMOUNT
CLASS A SHARES:
Sold                                                                                     $42,018,684         $7,206,808
Issued as reinvestment of dividends                                                          336,641             11,291
Redeemed                                                                                  (2,242,380)          (432,175)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                             $40,112,945         $6,785,924
=======================================================================================================================

CLASS B SHARES:
Sold                                                                                      $6,788,273         $2,158,172
Issued as reinvestment of dividends                                                           93,999              5,089
Redeemed                                                                                    (541,171)          (223,167)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                              $6,341,101         $1,940,094
=======================================================================================================================

CLASS C SHARES:
Sold                                                                                     $29,231,274         $4,391,188
Issued as reinvestment of dividends                                                          271,938             11,841
Redeemed                                                                                    (918,613)        (1,011,173)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                             $28,584,599         $3,391,856
=======================================================================================================================

SHARES
CLASS A SHARES:
Sold                                                                                       3,004,730            664,162
Issued as reinvestment of dividends                                                           25,198              1,091
Redeemed                                                                                    (159,168)           (40,542)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                               2,870,760            624,711
=======================================================================================================================

CLASS B SHARES:
Sold                                                                                         496,195            205,252
Issued as reinvestment of dividends                                                            7,121                494
Redeemed                                                                                     (40,818)           (21,501)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                 462,498            184,245
=======================================================================================================================

CLASS C SHARES:
Sold                                                                                       2,111,231            417,043
Issued as reinvestment of dividends                                                           20,601              1,151
Redeemed                                                                                     (66,526)           (98,501)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                               2,065,306            319,693
=======================================================================================================================


                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS
                                                            (UNAUDITED)

STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY
INCOME ADVANTAGE FUND
                                                                                                           PERIOD ENDED
                                                                                                     JANUARY 31, 2004(*)
=======================================================================================================================
AMOUNT
CLASS A SHARES:
Sold                                                                                                         $7,370,625
Issued as reinvestment of dividends                                                                              24,857
Redeemed                                                                                                       (965,861)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                                 $6,429,621
=======================================================================================================================

CLASS B SHARES:
Sold                                                                                                         $2,343,720
Issued as reinvestment of dividends                                                                              10,154
Redeemed                                                                                                       (103,908)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                                 $2,249,966
=======================================================================================================================

CLASS C SHARES:
Sold                                                                                                         $5,965,435
Issued as reinvestment of dividends                                                                              21,851
Redeemed                                                                                                        (15,144)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                                 $5,972,142
=======================================================================================================================

SHARES
CLASS A SHARES:
Sold                                                                                                            695,676
Issued as reinvestment of dividends                                                                               2,299
Redeemed                                                                                                        (93,469)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                                    604,506
=======================================================================================================================

CLASS B SHARES:
Sold                                                                                                            224,627
Issued as reinvestment of dividends                                                                                 938
Redeemed                                                                                                         (9,962)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                                    215,603
=======================================================================================================================

CLASS C SHARES:
Sold                                                                                                            556,380
Issued as reinvestment of dividends                                                                               2,003
Redeemed                                                                                                         (1,404)
-----------------------------------------------------------------------------------------------------------------------
Net increase                                                                                                    556,979
=======================================================================================================================

(*) The Henderson Income Advantage Fund commenced operations on September 30, 2003.

                       See Notes to Financial Statements.

                       This page deliberately left blank.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
                                                            (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
                                           INCOME (LOSS) FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                         -------------------------------------------   --------------------------------------------
                                                                  NET                                DISTRIBUTIONS
                             NET ASSET          NET      REALIZED AND          TOTAL    DIVIDENDS         FROM NET
                                VALUE,   INVESTMENT   UNREALIZED GAIN           FROM     FROM NET         REALIZED
                             BEGINNING       INCOME         (LOSS) ON     INVESTMENT   INVESTMENT          CAPITAL            TOTAL
                             OF PERIOD   (LOSS) (b)    INVESTMENTS (b)    OPERATIONS       INCOME            GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
EUROPEAN FOCUS
CLASS A
Six Months Ended 1/31/04        $15.47       (0.10)              6.16           6.06        (0.06)           (0.82)           (0.88)
Year Ended 7/31/03               11.61        0.16               3.76           3.92        (0.06)            0.00            (0.06)
Period Ended 7/31/2002 (a)       10.00        0.11               1.50           1.61         0.00             0.00             0.00

CLASS B
Six Months Ended 1/31/04        $15.30       (0.17)              6.11           5.94         0.00            (0.82)           (0.82)
Year Ended 7/31/03               11.54        0.02               3.76           3.78        (0.02)            0.00            (0.02)
Period Ended 7/31/2002 (a)       10.00        0.09               1.45           1.54         0.00             0.00             0.00

CLASS C
Six Months Ended 1/31/04        $15.30       (0.17)              6.10           5.93         0.00            (0.82)           (0.82)
Year Ended 7/31/03               11.53        0.03               3.76           3.79        (0.02)            0.00            (0.02)
Period Ended 7/31/2002 (a)       10.00        0.09               1.44           1.53         0.00             0.00             0.00

GLOBAL TECHNOLOGY
CLASS A
Six Months Ended 1/31/04        $ 9.56       (0.10)              2.30           2.20         0.00             0.00             0.00
Year Ended 7/31/03                7.36       (0.13)              2.41           2.28        (0.08)            0.00            (0.08)
Period Ended 7/31/2002 (a)       10.00       (0.16)             (2.48)         (2.64)        0.00             0.00             0.00

CLASS B
Six Months Ended 1/31/04        $ 9.48       (0.13)              2.26           2.13         0.00             0.00             0.00
Year Ended 7/31/03                7.31       (0.18)              2.43           2.25        (0.08)            0.00            (0.08)
Period Ended 7/31/2002 (a)       10.00       (0.21)             (2.48)         (2.69)        0.00             0.00             0.00

CLASS C
Six Months Ended 1/31/04        $ 9.45       (0.13)              2.26           2.13         0.00             0.00             0.00
Year Ended 7/31/03                7.31       (0.18)              2.40           2.22        (0.08)            0.00            (0.08)
Period Ended 7/31/2002 (a)       10.00       (0.20)             (2.49)         (2.69)        0.00             0.00             0.00

                                                                             RATIOS TO AVERAGE NET ASSETS:
                                                                 ----------------------------------------------------
                                                                                                             RATIO OF
                                                                                                   OPERATING EXPENSES
                                                                      RATIO OF          RATIO OF       TO AVERAGE NET
                            NET ASSET               NET ASSETS,      OPERATING    NET INVESTMENT       ASSETS WITHOUT
                               VALUE,                    END OF    EXPENSES TO     INCOME (LOSS)       WAIVERS AND/OR     PORTFOLIO
                               END OF       TOTAL        PERIOD        AVERAGE        TO AVERAGE             EXPENSES      TURNOVER
                           THE PERIOD   RETURN (c)        (000)  NET ASSETS (d)    NET ASSETS (d)       REIMBURSED (d)         RATE
-----------------------------------------------------------------------------------------------------------------------------------
EUROPEAN FOCUS
CLASS A
Six Months Ended 1/31/04       $20.65       40.32%      $50,223           2.00%            (1.15)%               2.51%           42%
Year Ended 7/31/03              15.47       33.93        20,647           2.00              1.20                 4.60            76
Period Ended 7/31/2002 (a)      11.61       16.10         2,169           2.00              0.95                22.40            67

CLASS B
Six Months Ended 1/31/04       $20.42       39.89%      $16,283           2.75%            (1.89)%               3.26%           42%
Year Ended 7/31/03              15.30       32.83         9,420           2.75              0.16                 5.35            76
Period Ended 7/31/2002 (a)      11.54       15.40         2,831           2.75              0.79                23.15            67

CLASS C
Six Months Ended 1/31/04       $20.41       39.82%      $38,937           2.75%            (1.89)%               3.26%           42%
Year Ended 7/31/03              15.30       32.94        22,285           2.75              0.24                 5.35            76
Period Ended 7/31/2002 (a)      11.53       15.30         5,550           2.75              0.77                23.15            67

GLOBAL TECHNOLOGY
CLASS A
Six Months Ended 1/31/04       $11.76       23.01%       $1,615           2.00%            (1.78)%               9.70%          104%
Year Ended 7/31/03               9.56       31.38           409           2.00             (1.74)               22.78           238
Period Ended 7/31/2002 (a)       7.36      (26.40)          164           2.00             (1.84)               80.48           134

CLASS B
Six Months Ended 1/31/04       $11.61       22.47%         $941           2.75%            (2.42)%              10.45%          104%
Year Ended 7/31/03               9.48       31.10           816           2.75             (2.48)               23.53           238
Period Ended 7/31/2002 (a)       7.31      (26.90)          412           2.75             (2.56)               81.23           134

CLASS C
Six Months Ended 1/31/04       $11.58       22.54%       $1,003           2.75%            (2.46)%              10.45%          104%
Year Ended 7/31/03               9.45       30.69           456           2.75             (2.50)               23.53           238
Period Ended 7/31/2002 (a)       7.31      (26.90)          289           2.75             (2.59)               81.23           134

(a) The Henderson European Focus and Global Technology Funds commenced operations on August 31, 2001.
(b)  Per share numbers have been calculated using the average share method.
(c) Non-annualized total return for the period indicated excluding any applicable sales charges.
(d)  Annualized for less than full fiscal year.

                       See notes to financial statements.


                                  30-31 spread

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
                                                            (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

                                           INCOME (LOSS) FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                         -------------------------------------------   --------------------------------------------
                                                                  NET                                DISTRIBUTIONS
                             NET ASSET          NET      REALIZED AND          TOTAL    DIVIDENDS         FROM NET
                                VALUE,   INVESTMENT   UNREALIZED GAIN           FROM     FROM NET         REALIZED
                             BEGINNING       INCOME         (LOSS) ON     INVESTMENT   INVESTMENT          CAPITAL            TOTAL
                             OF PERIOD   (LOSS) (b)    INVESTMENTS (b)    OPERATIONS       INCOME            GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
CLASS A
Six Months Ended 1/31/04        $11.99        (0.11)             3.50           3.39         0.00            (0.17)           (0.17)
Year Ended 7/31/03               10.51         0.00(*)           1.55           1.55        (0.07)            0.00            (0.07)
Period Ended 7/31/2002 (a)       10.00        (0.05)             0.56           0.51         0.00             0.00             0.00

CLASS B
Six Months Ended 1/31/04        $11.88        (0.16)             3.46           3.30         0.00            (0.17)           (0.17)
Year Ended 7/31/03               10.44        (0.12)             1.59           1.47        (0.03)            0.00            (0.03)
Period Ended 7/31/2002 (a)       10.00        (0.09)             0.53           0.44         0.00             0.00             0.00

CLASS C
Six Months Ended 1/31/04        $11.88        (0.16)             3.46           3.30         0.00            (0.17)           (0.17)
Year Ended 7/31/03               10.44        (0.12)             1.59           1.47        (0.03)            0.00            (0.03)
Period Ended 7/31/2002 (a)       10.00        (0.07)             0.51           0.44         0.00             0.00             0.00

INCOME ADVANTAGE
CLASS A
Period Ended 1/31/2004 (a)      $10.00         0.16              1.00           1.16        (0.18)            0.00            (0.18)

CLASS B
Period Ended 1/31/2004 (a)      $10.00         0.16              0.96           1.12        (0.16)            0.00            (0.16)

CLASS C
Period Ended 1/31/2004 (a)      $10.00         0.15              0.99           1.14        (0.16)            0.00            (0.16)
                                                                            RATIOS TO AVERAGE NET ASSETS:
                                                                 -----------------------------------------------------
                                                                                                              RATIO OF
                                                                                                    OPERATING EXPENSES
                                                                      RATIO OF          RATIO OF        TO AVERAGE NET
                             NET ASSET              NET ASSETS,      OPERATING    NET INVESTMENT        ASSETS WITHOUT
                                VALUE,                   END OF    EXPENSES TO     INCOME (LOSS)        WAIVERS AND/OR    PORTFOLIO
                                END OF      TOTAL        PERIOD        AVERAGE        TO AVERAGE              EXPENSES     TURNOVER
                            THE PERIOD  RETURN (c)        (000)  NET ASSETS (d)    NET ASSETS (d)        REIMBURSED (d)        RATE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
CLASS A
Six Months Ended 1/31/04        $15.21      28.43%      $54,299           2.00%           (1.56)%                 2.72%          69%
Year Ended 7/31/03               11.99      14.84         8,371           2.00             0.01                   7.21          190
Period Ended 7/31/2002 (a)       10.51       5.10           773           2.00            (0.49)                 32.69           80

CLASS B
Six Months Ended 1/31/04        $15.01      27.94%      $11,859           2.75%           (2.27)%                 3.47%          69%
Year Ended 7/31/03               11.88      14.10         3,888           2.75            (1.13)                  7.96          190
Period Ended 7/31/2002 (a)       10.44       4.40         1,494           2.75            (0.84)                 33.44           80

CLASS C
Six Months Ended 1/31/04        $15.01      27.94%      $40,562           2.75%           (2.31)%                 3.47%          69%
Year Ended 7/31/03               11.88      14.12         7,560           2.75            (1.14)                  7.96          190
Period Ended 7/31/2002 (a)       10.44       4.40         3,307           2.75            (0.67)                 33.44           80

INCOME ADVANTAGE
CLASS A
Period Ended 1/31/2004 (a)      $10.98      11.64%       $6,637           1.30%            4.50%                  6.63%         251%

CLASS B
Period Ended 1/31/2004 (a)      $10.96      11.24%       $2,364           2.05%            4.37%                  7.37%         251%

CLASS C
Period Ended 1/31/2004 (a)      $10.98      11.44%       $6,113           2.05%            4.05%                  7.37%         251%

(a) The Henderson International Opportunities Fund commenced operations on August 31, 2001 and the Henderson Income Advantage Fund commenced operations on September 30, 2003.
(b)  Per share numbers have been calculated using the average share method.
(c) Non-annualized total return for the period indicated excluding any applicable sales charges.
(d)  Annualized for less than full fiscal year.
(*)  Amount represents less than $0.01.

                       See notes to financial statements.

                                  32-33 spread

HENDERSON GLOBAL FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)

NOTE 1. ORGANIZATION

Henderson Global Funds (the "Trust") was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among four series. Henderson European Focus Fund ("European Focus"), Henderson Global Technology Fund ("Global Technology"), Henderson International Opportunities Fund ("International Opportunities") and Henderson Income Advantage Fund ("Income Advantage") (collectively, the "Funds") are each non-diversified series of the Trust. The Funds each offer three classes of shares. Class A shares generally provide for a front-end sales charge, Class B shares provide for a contingent deferred sales charge and Class C shares provide for both a front-end sales charge and a contingent deferred sales charge (after February 23, 2004, Class C shares are offered without front end sales charge). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month following the eighth anniversary of issuance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

SECURITY VALUATION

Securities traded on a recognized stock exchange or market are valued at the last reported sale price or at the official closing price if such price is deemed to be representative of value at the close of such exchange or market on which the securities are principally traded. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and ask prices or if no ask is available, then the last bid price obtained from one or more broker-dealers. Such services may use various pricing techniques which take in account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Corporate actions involving foreign securities, including dividends, are recorded as soon as the information becomes available. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Withholding taxes on foreign dividends are accrued for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Securities gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FOREIGN CURRENCY TRANSLATION

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates

HENDERSON GLOBAL FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)


on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FORWARD FOREIGN CURRENCY

Contracts The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forwards includes net gains or losses on contracts that have matured or which a Fund has terminated by entering into an offsetting closing transactions. Forward contracts are valued daily and the unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. The Funds did not invest in forward foreign currency contracts for the six months ended January 31, 2004.

REPURCHASE AGREEMENTS

In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

EXPENSES

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust based on average net assets or on another reasonable basis.

FEDERAL INCOME TAXES

The Trust's policy is that each Fund continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to shareholders. Therefore, no federal income tax provision is required.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At January 31, 2004, the Funds had the following accumulated capital loss carryforwards for tax purposes. Expiring January 31:

                                     2010           2011
--------------------------------------------------------
European Focus                     $   --       $     --
Global Technology                   7,641        117,718
International Opportunities         1,387        161,019
Income Advantage                       --             --

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts based on their federal tax-basis treatment.

DEFERRED OFFERING COSTS

Costs incurred in connection with the offering and initial registration of the Trust have been deferred and were amortized for European Focus, Global Technology and International Opportunities and are being amortized for Income Advantage on a straight-line basis over the first twelve months after commencement of operations.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. ("HGINA") acts as the Funds' investment adviser. HGINA is an indirect wholly-owned subsidiary of Henderson Global Investors (Holdings) plc, which is an indirect wholly-owned subsidiary of HHG plc. HGINA supervises the investments of the Funds and

HENDERSON GLOBAL FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)



receives a management fee for such services. The fee is calculated daily and paid monthly based on each Fund's average net assets as set forth below (or average managed assets with the respect to Income Advantage):

European Focus                                         1.00%
Global Technology                                      1.20%
International Opportunities                            1.10%
Income Advantage                                       0.85%1

1 The fee for Income Advantage is based upon the Funds average managed assets. Managed assets mean the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). Since the Fund pays the Adviser based on the Fund's average managed assets, the Adviser's fee will be higher if the Fund is leveraged.

Pursuant to separate Expense Limitation Agreements, HGINA has agreed to waive or limit its advisory fee and, if necessary, to reimburse other operating expenses of each Fund in order to limit total annual expenses, less distribution and service fees, to 1.75% of average net assets for European Focus, Global Technology and International Opportunities and to 1.05% of average net assets for Income Advantage. HGINA may recover from each Fund reimbursed expenses relating to previous years provided the Fund's current expense ratio falls below the expense limitation. These agreements are effective through July 31, 2007. The amount of potentially recoverable expenses for each Fund at January 31, 2004 was:

European Focus                                   $1,409,470
Global Technology                                   740,440
International Opportunities                       1,195,454
Income Advantage                                    120,931

Henderson Investment Management Limited ("HIML") is the sub-adviser for European Focus, Global Technology and International Opportunities pursuant to a Sub-Advisory Agreement. HIML is a direct wholly-owned subsidiary of Henderson Global Investors (Holdings) plc. HIML receives a fee for its services, paid by HGINA from its management fee, based on each Fund's average net assets as set forth below:

European Focus                                         0.90%
Global Technology                                      1.10%
International Opportunities                            1.00%

Trustees who are not interested persons of the Trust or HGINA receive compensation from the Funds. This compensation is reflected as Trustees' fees in the Statement of Operations. Certain officers of the Trust are also officers of HGINA. None of the Trust's officers are compensated by the Trust.

At January 31, 2004, HGINA owned the following number of shares of the following
Funds:

                                      GLOBAL         INCOME
                                  TECHNOLOGY      ADVANTAGE
-----------------------------------------------------------
Class A                              20,229             217
Class B                               2,527             101
Class C                               2,527             101

HGINA is a direct subsidiary of Henderson International Inc. ("HII"). At January 31, 2004, HII owned 75,803 shares of Income Advantage Class A.

NOTE 4. DISTRIBUTION

The Trust has adopted a distribution plan for Class A, Class B and Class C shares of the Funds in accordance with Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Under the 12b-1 Plan, each Fund pays the distributor an annual fee of 0.25% of the average daily net assets attributable to its Class A shares, and an annual fee of 1.00% of the average daily net assets attributable to its Class B and Class C shares, respectively. The 12b-1 Plan is used to induce or compensate financial intermediaries (including brokerage firms, depository institutions and other firms) to provide distribution and/or services to the Funds and their shareholders.

NOTE 5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the Funds during the six months ended January 31, 2004, were as follows:

                                  PURCHASES           SALES
-----------------------------------------------------------

European Focus                  $58,991,529     $31,207,040
Global Technology                 3,743,190       2,562,996
International Opportunities     102,702,691      35,626,035
Income Advantage                 28,296,427      15,009,010
===========================================================

The U.S. federal income tax basis of the Funds' investments at January 31, 2004, and the gross unrealized appreciation and depreciation, were as follows:

                                   EUROPEAN          GLOBAL
                                      FOCUS      TECHNOLOGY
-----------------------------------------------------------
Cost                            $78,841,697      $2,877,871
-----------------------------------------------------------
Gross Unrealized
Appreciation                     27,496,783         594,363
-----------------------------------------------------------
Gross Unrealized
Depreciation                       (227,941)        (81,726)
-----------------------------------------------------------
Net Unrealized
Appreciation                     27,268,842         512,637
===========================================================

HENDERSON GLOBAL FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)


                              INTERNATIONAL          INCOME
                              OPPORTUNITIES       ADVANTAGE
-----------------------------------------------------------
Cost                            $91,938,204     $13,506,561
-----------------------------------------------------------
Gross Unrealized
Appreciation                     11,111,135         398,686
-----------------------------------------------------------
Gross Unrealized
Depreciation                       (953,892)       (138,703)
-----------------------------------------------------------
Net Unrealized
Appreciation                     10,157,243        259,983
===========================================================

Identified cost may differ for book basis and tax basis reporting purposes due to losses pertaining to wash sale transactions and amortization of premiums.

NOTE 6. SIGNIFICANT CONCENTRATIONS

European Focus, Global Technology and International Opportunities invest a substantial percentage of their assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

Income Advantage invests primarily in high yield securities that are below investment grade quality. Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds". Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established secondary market and because of a decline in the value of such securities.

The Funds may invest a high percentage of their net assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on a Fund's net assets and will cause the value of its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. In particular, Global Technology concentrates its investments in issuers within specific industries of the technology and telecommunications sectors. Valuations of companies in these sectors are typically subject to greater volatility than other sectors.

NOTE 7. LINE OF CREDIT

The Funds may borrow from a $10,000,000 committed line of credit. Proceeds of loans may only be used to finance shareholder redemptions or to temporarily finance the purchase or sale of securities for prompt delivery provided the loan is repaid promptly in the ordinary course of business upon the completion of such purchase or sale transaction. Borrowings by any one Fund in the Trust may not exceed the lesser of (a) $10,000,000 or (b) 10% of the net assets of the Fund for which the loan is extended. In addition, the aggregate outstanding amount of all loans to all Funds in the Trust may not exceed $10,000,000. Interest is charged to the Funds based on their borrowings at an annual rate equal to the overnight federal funds rate plus 0.50%. The Trust also pays a commitment fee of 0.10% per annum on the daily unused portion of the committed line which is allocated proportionately to the Funds. The Funds had no borrowings outstanding at January 31, 2004, nor at any time during the period ended.

NOTE 8. REDEMPTION FEE

The Funds may impose a redemption fee of 2.00% on Class A shares redeemed within 30 days of purchase. The fee, which is not a sales charge, is retained by the Funds and not paid to HGINA or its affiliates. Redemption fees are included in redemptions on the Statement of Changes in Net Assets.

NOTE 9. PROXY VOTING POLICIES

A description of the policies and procedures that European Focus, Global Technology and International Opportunities use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.443.6337 and on the Security Exchange Commission's website at http://www.sec.gov.

HENDERSON GLOBAL FUNDS

                                                           TRUSTEES AND OFFICERS
                                                           (UNAUDITED)

                                           TERM OF                                                                OTHER
   NAME, AGE AND           POSITION WITH   OFFICE AND      PRINCIPAL OCCUPATION(S)                                DIRECTORSHIPS
   ADDRESS1                THE TRUST2      TIME SERVED3    DURING PAST FIVE YEARS                                 HELD
------------------------------------------------------------------------------------------------------------------------------------
   INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
   Roland C. Baker, 65     Trustee         Since 2001      President and Chief Executive Officer, First           None
                                                           Penn-Pacific Life Insurance Co. (retired
                                                           2001); Director, The Rittenhouse Trust
                                                           (banking; money management); Director, North
                                                           American Company for Life and Health Insurance
                                                           (a provider of life insurance, health insurance and
                                                           annuities); Director, Ceres Group, Inc. (life and
                                                           health insurance holding company).

   C. Gary Gerst, 64       Trustee         Since 2001      Chairman Emeritus, Jones Lang LaSalle,                 Chairman and
                                                           formerly LaSalle Partners Ltd. (real estate            Trustee, Harris
                                                           investment management and consulting                   Insight Funds
                                                           firm); Director, Florida Office Property               Trust (22
                                                           Company Inc. (real estate investment fund).            portfolios).

   Faris F. Chesley, 65    Trustee         Since 2002      Chairman, Chesley, Taft & Associates, LCC,             None
                                                           since 2001; Vice Chairman, ABN-AMRO,
                                                           Inc. (a financial services company),
                                                           1998-2001; Director, Modern Educational
                                                           Systems (a manufacturer of maps and
                                                           educational equipment), 1992-1999.
                                                           Interested Trustees and Officers of the Trust
------------------------------------------------------------------------------------------------------------------------------------

   Charles H.              Chairman        Since 2001      Managing Director, Henderson Global                    None
   Wurtzebach4, 54         and Trustee                     Investors (North America) Inc. ("HGINA")
                                                           since 1999; President and Chief Executive
                                                           Officer, Heitman Capital Management,
                                                           1996-1998.

   Sean                    Trustee and     Since 2001      Director, North American Retail Distribution,          None
   Dranfield4, 37          President                       HGINA since 1999; Executive Director, North
                                                           American Business Development, Henderson Investment
                                                           Management Limited, since 1999; Director,
                                                           International Business Development,
                                                           Henderson Global Investors, 1995-1999.

   Alanna N. Palmer, 28    Vice President  Since 2002      Associate Director, Product Management,  N/A
                                                           HGINA since 2003 and Product Manager
                                                           since 2001; Portfolio Assistant, UBS Brinson
                                                           1998-2001; Assistant Secretary, The Brinson
                                                           Funds, 2000-2001; Associate Director, UBS
                                                           Brinson, 2000-2001.

   Scott E. Volk, 32       Vice President, Since 2001      Director, Retail Finance and Operations  N/A
                           Treasurer                       since 2002 and Finance Manager 2001-
                                                           2002, HGINA; Vice President, Financial
                                                           Services, BISYS Fund Services, 1999-2001;
                                                           Mutual Fund Treasurer, Stein Roe &
                                                           Farnham Mutual Funds, 1997-1999.

                                       38


Henderson Global Funds

Trustees and Officers
(Unaudited)

                                           TERM OF                                                                OTHER
   NAME, AGE AND           POSITION WITH   OFFICE AND      PRINCIPAL OCCUPATION(S)                                DIRECTORSHIPS
   ADDRESS1                THE TRUST2      TIME SERVED3    DURING PAST FIVE YEARS                                 HELD
------------------------------------------------------------------------------------------------------------------------------------
   INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
   INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
------------------------------------------------------------------------------------------------------------------------------------

   Ann M. Casey, 37        Assistant       Since 2001      Treasurer, The China Fund Inc., since 2001;            N/A
   225 Franklin Street     Treasurer                       Assistant Treasurer, The Holland Balanced
   Boston, MA                                              Fund, 2002; Vice President, Senior Director
   02110                                                   of Fund Administration, State Street
                                                           Corporation since 2000; Assistant Vice
                                                           President, Director of Fund Administration,
                                                           State Street Corporation, 1999-2000;
                                                           Assistant Secretary, Assistant Director
                                                           of Fund Administration, State Street
                                                           Corporation, 1997-1999.

   Brian C. Booker, 37     Secretary       Since 2001      Senior Legal Counsel and Corporate                     N/A
                                                           Secretary, since 2001 and Manager, Legal
                                                           and Compliance, HGINA, 2000-2001;
                                                           Attorney, Vedder, Price, Kaufman &
                                                           Kammholz, 1998-2000; Attorney, Waller,
                                                           Lansden, Dortch & Davis, 1996-1998.

1 Unless otherwise indicated, each person's address is 737 North Michigan Avenue, Suite 1950, Chicago, IL60611.

2    Currently, all Trustees oversee all four series of the Trust.

3 A trustee may serve until his death, resignation or removal. The officers of the Trust are elected annually by the Board.

4 These Trustees are interested persons of the Trust because of their employment relationship with Henderson Global Investors (North America) Inc., or "HGINA", the investment adviser to the Funds.

THE STATEMENT OF ADDITIONAL INFORMATION FOR HENDERSON GLOBAL FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1.866.4HENDERSON (1.866.443.6337).

                       This page deliberately left blank.

HENDERSON GLOBAL FUNDS

TRUSTEES
Charles H. Wurtzebach, Chairman
Roland C. Baker
Faris F. Chesley
Sean Dranfield
C. Gary Gerst

OFFICERS
Sean Dranfield, President
Alanna N. Palmer, Vice President
Scott E. Volk, Vice President, Treasurer
Ann M. Casey, Assistant Treasurer
Brian C. Booker, Secretary

INVESTMENT ADVISER
Henderson Global Investors (North America) Inc.
737 North Michigan Avenue, Suite 1950
Chicago, IL 60611

TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

FOR MORE INFORMATION
Please call 1.866.4HENDERSON
           (1.866.443.6337)
or visit our website:
           www.hendersonglobalinvestors.com

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds' prospectuses. The views expressed in this report and information about the Funds' portfolio holdings are for the period covered by this report and are subject to change hereafter.

Henderson Global Funds
737 N. Michigan Avenue, Suite 1950
Chicago, IL 60611
1.866.4HENDERSON (1.866.443.6337)
www.hendersonglobalinvestors.com


Forum Fund Services, LLC, Distributor (March 2004)

ITEM 2. CODE OF ETHICS.

Not required.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)   Not required.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:      /s/ Sean Dranfield
         -------------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Sean Dranfield
         -------------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    March 26, 2004

By:      /s/ Karen Buiter
         -------------------------
         Karen Buiter
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    March 26, 2004